UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2016

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
December 31, 2016

Shares
or
Principal
Amount			Security		Value
			COMMON STOCKS-37.8%
			Consumer Discretionary-4.3%
341		*	Adient, PLC		$ 19,983
3,600			American Eagle Outfitters, Inc.		54,612
6,400			DSW, Inc. - Class "A"		144,960
7,000			Ford Motor Company		84,910
4,214			Johnson Controls International, PLC		173,575
3,100			L Brands, Inc.		204,104
4,100			Newell Brands, Inc.		183,065
2,800			Nordstrom, Inc.		134,204
1,800			Penske Automotive Group, Inc.		93,312
4,300			Regal Entertainment Group - Class "A"		88,580
10,400			Stein Mart, Inc.		56,992
3,600			Tupperware Brands Corporation		189,432
650			Whirlpool Corporation		118,151
1,100			Wyndham Worldwide Corporation		84,007
					1,629,887
			Consumer Staples-5.6%
6,000			Altria Group, Inc.		405,720
4,650			B&G Foods, Inc.		203,670
3,800			Coca-Cola Company		157,548
6,800			Koninklijke Ahold Delhaize NV (ADR)		142,732
2,300			Nu Skin Enterprises, Inc. - Class "A"		109,894
2,700			PepsiCo, Inc.		282,501
4,200			Philip Morris International, Inc.		384,258
1,400			Procter & Gamble Company		117,712
2,500			Sysco Corporation		138,425
2,600			Wal-Mart Stores, Inc.		179,712
					2,122,172
			Energy-1.9%
600			Chevron Corporation		70,620
1,300			ExxonMobil Corporation		117,338
1,450			Marathon Petroleum Corporation		73,007
750			Occidental Petroleum Corporation		53,422
2,900			PBF Energy, Inc. - Class "A"		80,852
700			Phillips 66		60,487
1,900			Royal Dutch Shell, PLC - Class "A" (ADR)		103,322
650			Schlumberger, Ltd.		54,568
2,500			Suncor Energy, Inc.		81,725
					695,341
			Financials-4.5%
1,700			Ameriprise Financial, Inc.		188,598
2,700			Berkshire Hills Bancorp, Inc.		99,495
1,100			Chubb, Ltd.		145,332
3,100			Discover Financial Services		223,479
2,800			JPMorgan Chase & Company		241,612
3,200			MetLife, Inc.		172,448
1,500			PNC Financial Services Group, Inc.		175,440
3,700			U.S. Bancorp		190,069
7,200			Waddell & Reed Financial, Inc. - Class "A"		140,472
2,400			Wells Fargo & Company		132,264
					1,709,209
			Health Care-4.2%
5,100			Abbott Laboratories		195,891
4,850			AbbVie, Inc.		303,707
5,400			GlaxoSmithKline, PLC (ADR)		207,954
2,700			Johnson & Johnson		311,067
3,500			Merck & Company, Inc.		206,045
10,500			Pfizer, Inc.		341,040
					1,565,704
			Industrials-4.3%
1,700			3M Company		303,569
6,000			General Electric Company		189,600
1,900			Honeywell International, Inc.		220,115
5,200			Koninklijke Philips NV (ADR)		158,964
1,300			Lockheed Martin Corporation		324,922
3,700			Mobile Mini, Inc.		111,925
1,700			Textainer Group Holdings, Ltd.		12,665
10,300			Triton International, Ltd.		162,740
1,100			United Technologies Corporation		120,582
					1,605,082
			Information Technology-6.2%
3,300			Apple, Inc.		382,206
8,400			Cisco Systems, Inc.		253,848
4,200			Intel Corporation		152,334
1,200			International Business Machines Corporation		199,188
5,500			Maxim Integrated Products, Inc.		212,135
6,300			Microsoft Corporation		391,482
4,200			QUALCOMM, Inc.		273,840
6,400			Symantec Corporation		152,896
7,700			Travelport Worldwide, Ltd.		108,570
3,400			Western Digital Corporation		231,030
					2,357,529
			Materials-1.0%
2,600			International Paper Company		137,956
1,150			Praxair, Inc.		134,768
1,950			RPM International, Inc.		104,968
					377,692
			Real Estate-2.0%
6,600			Brixmor Property Group, Inc. (REIT)		161,172
4,200			Chesapeake Lodging Trust (REIT)		108,612
13,900			FelCor Lodging Trust, Inc. (REIT)		111,339
8,500			Sunstone Hotel Investors, Inc. (REIT)		129,625
4,300			Tanger Factory Outlet Centers, Inc. (REIT)		153,854
4,300			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		103,673
					768,275
			Telecommunication Services-1.5%
7,600			AT&T, Inc.		323,228
4,800			Verizon Communications, Inc.		256,224
					579,452
			Utilities-2.3%
2,800			Black Hills Corporation		171,752
2,200			Duke Energy Corporation		170,764
3,700			Exelon Corporation		131,313
5,100			NiSource, Inc.		112,914
2,400			SCANA Corporation		175,872
2,100			WEC Energy Group, Inc.		123,165
					885,780
Total Value of Common Stocks (cost $13,322,415)					14,296,123
			CORPORATE BONDS-35.2%
			Aerospace/Defense-.5%
$200	M		Rolls-Royce, PLC, 3.625%, 10/14/2025		200,400
			Automotive-.8%
300	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026		298,619
			Chemicals-.8%
200	M		Agrium, Inc., 3.375%, 3/15/2025		194,072
100	M		Dow Chemical Co., 4.25%, 11/15/2020		106,002
					300,074
			Consumer Non-Durables-.8%
300	M		Newell Brands, Inc., 4.2%, 4/1/2026		313,486
			Energy-1.1%
200	M		BP Capital Markets, PLC, 3.216%, 11/28/2023		202,180
200	M		Magellan Midstream Partners, LP, 5%, 3/1/2026		219,711
					421,891
			Financial Services-5.0%
			American International Group, Inc.:
300	M		3.75%, 7/10/2025		302,469
100	M		4.7%, 7/10/2035		103,959
100	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		108,439
200	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		211,554
100	M		Berkshire Hathaway, Inc., 3.4%, 1/31/2022		104,444
200	M		ERAC USA Finance Co., 7%, 10/15/2037		254,175
			General Electric Capital Corp.:
200	M		3.1%, 1/9/2023		202,861
100	M		6.75%, 3/15/2032		133,319
250	M		Key Bank NA, 3.4%, 5/20/2026		243,250
200	M		State Street Corp., 3.55%, 8/18/2025		204,979
					1,869,449
			Financials-8.4%
200	M		Bank of America Corp., 5.875%, 2/7/2042		242,587
200	M		Capital One Financial Corp., 3.75%, 4/24/2024		202,923
			Citigroup, Inc.:
200	M		4.5%, 1/14/2022		213,475
200	M		3.7%, 1/12/2026		199,349
200	M		Deutsche Bank AG, 3.7%, 5/30/2024		194,797
300	M		General Motors Financial Co., 5.25%, 3/1/2026		315,708
			Goldman Sachs Group, Inc.:
200	M		3.625%, 1/22/2023		204,559
100	M		6.125%, 2/15/2033		121,189
			JPMorgan Chase & Co.:
100	M		4.5%, 1/24/2022		107,916
100	M		6.4%, 5/15/2038		129,828
			Morgan Stanley:
100	M		5.5%, 7/28/2021		110,926
100	M		7.25%, 4/1/2032		135,835
			U.S. Bancorp:
200	M		3.6%, 9/11/2024		204,017
200	M		3.1%, 4/27/2026		194,946
300	M		Visa, Inc., 3.15%, 12/14/2025		301,658
			Wells Fargo & Co.:
100	M		5.606%, 1/15/2044		113,553
200	M		3.9%, 5/1/2045		190,178
					3,183,444
			Food/Beverage/Tobacco-1.6%
			Anheuser-Busch InBev Finance, Inc.:
100	M		3.65%, 2/1/2026		101,710
200	M		4.7%, 2/1/2036		211,032
100	M		4.9%, 2/1/2046		108,516
200	M		PepsiCo, Inc., 3.45%, 10/6/2046		182,688
					603,946
			Food/Drug-1.1%
400	M		CVS Health Corp., 3.875%, 7/20/2025		413,370
			Health Care-.5%
200	M		Gilead Sciences, Inc., 3.65%, 3/1/2026		203,018
			Information Technology-1.8%
200	M		Apple, Inc., 2.5%, 2/9/2025		192,391
300	M		Microsoft Corp., 3.7%, 8/8/2046		283,182
			Oracle Corp.:
100	M		2.95%, 5/15/2025		98,136
100	M		2.65%, 7/15/2026		95,039
					668,748
			Manufacturing-.3%
100	M		Johnson Controls International, PLC, 5%, 3/30/2020		107,673
			Media-Broadcasting-.8%
300	M		Comcast Corp., 4.25%, 1/15/2033		312,746
			Media-Diversified-.5%
200	M		Time Warner, Inc., 3.6%, 7/15/2025		199,242
			Real Estate-3.7%
300	M		AvalonBay Communities, Inc., 3.5%, 11/15/2024		302,824
200	M		Boston Properties, LP, 2.75%, 10/1/2026		183,249
200	M		ERP Operating, LP, 3.375%, 6/1/2025		198,927
300	M		Prologis, LP, 3.75%, 11/1/2025		307,963
200	M		Simon Property Group, LP, 3.375%, 10/1/2024		202,063
200	M		Welltower, Inc., 4%, 6/1/2025		204,753
					1,399,779
			Retail-General Merchandise-1.3%
200	M		Amazon.com, Inc., 4.8%, 12/5/2034		220,796
200	M		Home Depot, Inc., 5.875%, 12/16/2036		253,154
					473,950
			Telecommunications-1.6%
			AT&T, Inc.:
100	M		3.8%, 3/15/2022		102,634
200	M		5.15%, 3/15/2042		199,934
			Verizon Communications, Inc.:
200	M		5.15%, 9/15/2023		221,464
100	M		4.125%, 8/15/2046		90,872
					614,904
			Transportation-1.8%
400	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		460,422
200	M		Cummins, Inc., 4.875%, 10/1/2043		223,023
					683,445
			Utilities-2.8%
200	M		Dominion Resources, Inc., 3.9%, 10/1/2025		204,556
200	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044		199,192
100	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044		102,261
200	M		Ohio Power Co., 5.375%, 10/1/2021		223,664
100	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044		98,924
200	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041		232,142
					1,060,739
Total Value of Corporate Bonds (cost $13,771,137)					13,328,923
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-7.4%
			Fannie Mae:
191	M		2.5%, 7/1/2031		191,871
836	M		3%, 5/1/2029 - 6/1/2046		837,086
707	M		3.5%, 9/1/2045 - 6/1/2046		725,099
584	M		4%, 10/1/2035 - 7/1/2046		619,183
300	M		4.5%, 1/18/2047	(a)	322,723
76	M		5%, 8/1/2039		83,692
Total Value of Residential Mortgage-Backed Securities (cost $2,836,892)					2,779,654
			U.S. GOVERNMENT OBLIGATIONS-5.0%
1,875	M		U.S. Treasury Notes, 0.8278%, 1/31/2018 (cost $1,879,437)	+	1,880,685
			VARIABLE AND FLOATING RATE NOTES+-3.2%
			Municipal Bonds
1,200	M		Illinois St. Fin. Auth. Rev., 0.7%, 7/1/2038 (cost $1,200,000)		1,200,000
			EXCHANGE TRADED FUNDS-2.2%
9,500			ishares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $794,601)		822,225
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-9.1%
			Federal Home Loan Bank:
$2,000	M		0.39%, 1/12/2017		1,999,814
700	M		0.45%, 2/1/2017		699,724
750	M		0.47%, 2/7/2017		749,643
Total Value of Short-Term U.S. Government Agency Obligations (cost $3,449,088)					3,449,181
Total Value of Investments (cost $37,253,570)			99.9%		37,756,791
Other Assets, Less Liabilities			.1		56,757
Net Assets			100.0%		$ 37,813,548

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2016.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust
	USD	United States Dollar

At December 31, 2016, the cost of investments for federal income tax purposes was $37,253,966. Accumulated net unrealized appreciation on investments was
$514,435, consisting of $1,205,601 gross unrealized appreciation and $691,166 gross unrealized depreciation.

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
December 31, 2016

Futures contracts outstanding at December 31, 2016:

Number of			Value at	Value at	Unrealized
Contracts	Type	Expiration	Trade Date	September 30, 2016	Appreciation
1	5 Year U.S. Treasury Note	Mar. 2017	$ 589,062	$ 589,741	$ 679
5	10 Year U.S. Treasury Note	Mar. 2017	2,366,688	2,371,789	5,101
2	U.S. Treasury Long Bond	Mar. 2017	1,060,117	1,065,551	5,434
					$ 11,214

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total

Common Stocks	$14,296,123	$-	$-	$14,296,123
Corporate Bonds	-	13,328,923	-	13,328,923
Residential
Mortgage-Backed Securities	-	2,779,654	-	2,779,654
U.S. Government Obligations	-	1,880,685	-	1,880,685
Variable and Floating Rate Notes
Municipal Bonds	-	1,200,000	-	1,200,000
Exchange Traded Funds	822,225	-	-	822,225
Short-Term U.S. Government
Agency Obligations	-	3,449,181	-	3,449,181
Total Investments in Securities*	$15,118,348	$22,638,443	$-	$37,756,791

Other Assets
Futures Contracts	$11,214	$-	$-	$11,214

*The Portfolio of Investments provides information on the industry categorization of common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.

Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FLOATING RATE FUND
December 31, 2016

Principal
Amount		Security		Value
		LOAN PARTICIPATIONS+-88.1%
		Aerospace/Defense-1.5%
$540	M	B/E Aerospace, Inc., 3.8933%, 12/16/2021		$ 542,995
		TransDigm, Inc.:
503	M	3.9562%, 2/28/2020		507,652
1,204	M	3.8453%, 5/14/2022		1,215,394
				2,266,041
		Automotive-4.0%
476	M	Cooper-Standard Automotive, Inc., 3.7482%, 11/2/2023		481,752
1,005	M	FCA U.S., LLC, 3.5%, 5/24/2017		1,008,662
1,098	M	Federal-Mogul Corp., 4%, 4/15/2018	(a)	1,098,289
982	M	KAR Auction Services, Inc., 4.1875%, 3/11/2021		992,223
836	M	Key Safety Systems, Inc., 3.4862%, 8/29/2021		847,599
625	M	Tectum Holdings, Inc., 5.75%, 8/24/2023		634,375
667	M	TI Group Automotive Systems, LLC, 4.5%, 6/30/2022		672,812
				5,735,712
		Building Materials-1.0%
937	M	Builders FirstSource, Inc., 4.75%, 7/31/2022		947,375
494	M	Headwaters, Inc., 4%, 3/24/2022		496,759
				1,444,134
		Chemicals-4.4%
871	M	A. Schulman, Inc., 4%, 6/1/2022		871,803
700	M	Chemours Co., 3.75%, 5/12/2022	(a)	698,250
962	M	Emerald Performance Materials, LLC, 4.5%, 7/30/2021		969,924
496	M	Huntsman International, LLC, 3.9144%, 4/1/2023		498,687
382	M	MacDermid, Inc., 4%, 6/7/2020	(a)	387,012
667	M	Methanol Holdings Trinidad, Ltd., 4.27%, 6/30/2022		653,231
987	M	Trinseo Materials Operating SCA, 4.25%, 11/5/2021		999,510
915	M	Univar USA, Inc., 4.25%, 7/1/2022		924,588
250	M	Versum Material, Inc., 3.4982%, 9/29/2023		253,438
				6,256,443
		Consumer Non-Durables-2.6%
900	M	Revlon Consumer Products Corp., 4.3068%, 9/7/2023		909,225
1,233	M	Reynolds Group Holdings, Inc., 4.25%, 2/5/2023		1,249,478
600	M	Serta Simmons Bedding, LLC, 4.5%, 11/8/2023		607,375
950	M	Spectrum Brands Canada, Inc., 3.3297%, 6/23/2022		963,448
				3,729,526
		Energy-1.9%
883	M	Granite Acquisition, Inc., 5%, 12/17/2021		887,173
925	M	Jonah Energy, LLC, 7.5%, 5/12/2021		881,062
998	M	NRG Energy, Inc., 3.52%, 6/30/2023		1,008,098
				2,776,333
		Financial-.7%
1,024	M	Lightstone Generation, LLC, 5.5%, 12/15/2023	(a)	1,038,730
		Financial Services-1.6%
1,728	M	Delos Finance Sarl, 3.7482%, 3/6/2021		1,743,119
495	M	Ineos US Finance, LLC, 3.75%, 12/15/2020		498,460
				2,241,579
		Food/Beverage/Tobacco-2.5%
533	M	B&G Foods, Inc., 3.75%, 11/2/2022		540,510
975	M	Chobani, LLC, 5.25%, 10/9/2023		989,625
539	M	Keurig Green Mountain, Inc., 5.2940%, 3/3/2023		548,479
		Pinnacle Foods Finance, LLC:
727	M	3.25%, 4/29/2020		733,474
744	M	3.5061%, 1/13/2023		755,386
				3,567,474
		Food/Drug-1.9%
622	M	Albertson's, LLC, 4.2471%, 12/21/2022		625,830
2,075	M	Rite Aid Corp., 4.875%, 6/21/2021		2,081,917
				2,707,747
		Forest Products/Container-.7%
978	M	Ardagh Holdings USA, Inc., 4%, 12/17/2021		990,358
		Forest Products/Containers-2.1%
		Berry Plastics Corp.:
670	M	3.5%, 2/8/2020		675,028
922	M	3.75%, 10/1/2022		931,862
715	M	BWay Intermediate Co., Inc., 5.5%, 8/14/2020		717,982
708	M	Exopack Holdings SA, 4.5%, 5/8/2019		711,505
				3,036,377
		Gaming/Leisure-5.5%
		AMC Entertainment Holdings, Inc.:
879	M	3.3989%, 12/15/2022		887,358
375	M	3.5111%, 12/15/2023		379,297
		Hilton Worldwide Finance, LLC:
85	M	3.5%, 10/26/2020		85,593
1,152	M	3.2561%, 10/25/2023		1,167,211
1,317	M	La Quinta Intermediate Holdings, LLC, 3.4862%, 4/14/2021	(a)	1,317,440
1,050	M	Lions Gate Entertainment Corp., 3.75%, 12/8/2023	(a)	1,058,531
1,469	M	Live Nation Entertainment, Inc., 3.3125%, 10/31/2023		1,479,637
579	M	Pinnacle Entertainment, Inc., 3.77%, 4/28/2023	(a)	583,363
874	M	Seminole Hard Rock Entertainment, Inc., 3.52%, 5/14/2020		880,761
				7,839,191
		Health Care-8.4%
		Community Health Systems, Inc.:
226	M	3.75%, 12/31/2019		219,840
765	M	4%, 1/27/2021		742,781
275	M	Cotiviti Corp., 3.75%, 9/28/2023		277,406
566	M	DaVita, Inc., 3.52%, 6/24/2021		573,484
1,075	M	Envision Healthcare Corp., 4%, 12/1/2023		1,089,558
445	M	ExamWorks Group, Inc., 4.75%, 7/27/2023		448,337
535	M	Grifols Worldwide Operations, Ltd., 3.7153%, 2/27/2021		538,836
992	M	IMS Health, Inc., 3.5%, 3/17/2021		1,000,895
568	M	Kindred Healthcare, Inc., 4.25%, 4/9/2021		568,452
566	M	Mallinckrodt International Finance SA, 3.7482%, 3/19/2021		568,965
515	M	MPH Acquisition Holdings, LLC, 5%, 6/7/2023		524,886
1,149	M	NBTY, Inc., 5%, 5/5/2023		1,159,999
394	M	Onex Carestream Finance, LP, 5%, 6/7/2019		381,887
1,210	M	RPI Finance Trust, 4.875%, 10/14/2022		1,227,026
546	M	Select Medical Corp., 6%, 6/1/2018		557,532
2,192	M	Valeant Pharmaceuticals International, Inc., 5.25%, 12/11/2019		2,194,526
				12,074,410
		Industrials-.8%
1,150	M	SIG Combibloc Holdings SCA, 4%, 3/11/2022		1,158,163
		Information Technology-6.0%
331	M	ARRIS Enterprises, Inc., 3.52%, 4/17/2020		333,724
1,178	M	Avago Technologies Cayman Holdings, 3.7039%, 2/1/2023		1,196,350
1,580	M	Avast Holdings BV, 5%, 9/30/2022		1,607,321
2,480	M	Dell International, LLC, 4.02%, 9/7/2023		2,520,157
660	M	Global Payments, Inc., 3.27%, 4/21/2023		667,536
678	M	Match Group, Inc., 4.2008%, 11/16/2022		689,145
399	M	Micron Technology, Inc., 4.52%, 4/26/2022		405,398
434	M	Microsemi Corp., 3.75%, 1/15/2023	(a)	439,097
738	M	Western Digital Corp., 4.52%, 4/29/2023		747,838
				8,606,566
		Manufacturing-5.6%
1,374	M	Brand Energy & Infrastructure Services, Inc., 4.75%, 11/26/2020	(a)	1,370,365
979	M	Filtration Group Corp., 4.25%, 11/23/2020		986,031
1,178	M	Gardner Denver, Inc., 4.558%, 7/30/2020	(a)	1,168,341
		HD Supply, Inc.:
248	M	3.7482%, 10/17/2023		249,510
993	M	3.7482%, 8/13/2021		998,911
975	M	Husky Injection Molding Systems, Ltd., 4.25%, 6/30/2021		982,852
1,048	M	Rexnord, LLC, 3.75%, 8/21/2023		1,050,850
1,220	M	U.S. Farathane, LLC, 5.75%, 12/23/2021		1,225,333
				8,032,193
		Media-Broadcasting-.4%
576	M	CBS Radio, Inc., 4.5%, 10/17/2023	(a)	582,540
		Media-Cable TV-5.4%
1,343	M	Altice France SA, 5.1373%, 1/15/2024		1,361,216
1,368	M	Charter Communications Operating, LLC, 3.005%, 1/15/2024		1,370,690
1,374	M	CSC Holdings, LLC, 3.8761%, 10/11/2024	(a)	1,389,589
890	M	Gray Television, Inc., 3.9375%, 6/13/2021		902,171
825	M	Midcontinent Communications, Inc., 2.5%, 12/31/2023	(a)	831,703
969	M	Mission Broadcasting, Inc. (Nexstar), 3%, 9/26/2023	(a)	979,285
275	M	Nexstar Broadcasting, Inc., 3%, 9/26/2023	(a)	278,434
616	M	Raycom TV Broadcasting, LLC, 3.77%, 8/4/2021		616,595
				7,729,683
		Media-Diversified-1.8%
1,107	M	MGOC, Inc., 4%, 7/31/2020		1,108,969
607	M	Tribune Media Co., 3.77%, 12/27/2020		614,037
801	M	Virgin Media Bristol, LLC, 2.75%, 1/31/2025	(a)	805,503
				2,528,509
		Metals/Mining-3.5%
813	M	FMG Resources (August 2006) Property, Ltd., 3.75%, 6/30/2019		815,707
1,394	M	MRC Global U.S., Inc., 5%, 11/8/2019	(a)	1,405,418
1,186	M	Novelis, Inc., 4.02%, 6/2/2022		1,191,526
884	M	TMS International Corp., 4.5%, 10/16/2020		886,276
672	M	Zekelman Industries Inc., 6%, 6/14/2021		678,341
				4,977,268
		Real Estate-.4%
580	M	Realogy Group, LLC, 3.77%, 7/20/2022		586,862
		Retail-General Merchandise-10.8%
950	M	84 Lumber Co., 6.75%, 10/25/2023		954,750
1,375	M	Bass Pro Group, LLC, 5.75%, 12/15/2023	(a)	1,364,043
1,079	M	Burger King/Tim Hortons, 3.75%, 12/10/2021		1,090,760
918	M	CNT Holdings III Corp., 5.25%, 1/22/2023		930,304
268	M	Dollar Tree, Inc., 3.25%, 7/6/2022		268,531
521	M	General Nutrition Centers, Inc., 3.27%, 3/4/2019		494,694
867	M	Hanesbrands, Inc., 3.27%, 4/29/2022		873,723
1,546	M	Harbor Freight Tools USA, Inc., 3.8873%, 8/18/2023		1,568,352
721	M	Hertz Corp., 3.5%, 6/30/2023		724,682
1,125	M	Landry's, Inc., 4%, 10/4/2023		1,138,359
1,001	M	Michaels Stores, Inc., 3.75%, 1/30/2023		1,014,122
873	M	Neiman Marcus Group, Inc., 4.25%, 10/25/2020		760,655
1,050	M	Party City Holdings , Inc., 4.2099%, 8/19/2022		1,061,583
1,235	M	PetSmart, Inc., 4%, 3/11/2022	(a)	1,241,690
1,000	M	Planet Fitness Holdings, LLC, 4.3318%, 3/31/2021		1,001,250
1,022	M	Yum! Brands, Inc., 3.4862%, 6/16/2023		1,035,218
				15,522,716
		Services-3.7%
196	M	AECOM, 3.77%, 10/15/2021		197,623
705	M	Aramark Corp., 3.3533%, 9/7/2019		713,219
1,190	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020		1,195,780
792	M	Doosan Bobcat, Inc., 4.5%, 5/28/2021		805,178
748	M	Monitronics International, Inc., 6.5%, 9/30/2022	(a)	754,204
1,550	M	Safway Group Holding, LLC, 5.75%, 8/21/2023		1,574,865
				5,240,869
		Telecommunications-3.3%
1,136	M	CommScope, Inc., 3.27%, 12/29/2022		1,148,401
1,084	M	GCI Holdings, Inc., 3.77%, 2/2/2022		1,086,827
		Level 3 Financing, Inc.:
285	M	3.5%, 5/31/2022		288,340
1,000	M	4%, 8/1/2019		1,015,208
1,250	M	Telenet Financing USD, LLC, 3.7039%, 1/31/2025	(a)	1,258,641
				4,797,417
		Transportation-.3%
454	M	XPO Logistics, Inc., 4.25%, 11/1/2021		460,158
		Utilities-3.4%
963	M	Calpine Corp., 3.5%, 5/27/2022		968,489
425	M	Dayton Power & Light Co., 4%, 8/24/2022		431,375
428	M	Dynegy, Inc., 4%, 4/23/2020		430,377
300	M	HD Supply, Inc., 3.63%, 10/17/2023		302,438
1,075	M	Talen Energy Supply, LLC, 6%, 10/18/2023		1,090,677
		Vistra Operations Co., LLC:
1,275	M	5%, 8/4/2023		1,291,734
430	M	4%, 12/14/2023		435,510
				4,950,600
		Waste Management-1.5%
952	M	Advanced Disposal Services, Inc., 3.5%, 11/10/2023		959,273
1,125	M	GFL Environmental, Inc., 3.75%, 9/29/2023	(a)	1,130,625
				2,089,898
		Wireless Communications-2.4%
1,600	M	Intelsat Jackson Holdings SA, 3.75%, 6/30/2019	(a)	1,550,501
1,751	M	Telesat Canada, 4.5%, 11/17/2023		1,779,716
149	M	T-Mobile USA, Inc., 3.75%, 11/9/2022		150,755
				3,480,972
Total Value of Loan Participations (cost $125,082,472)				126,448,469
		CORPORATE BONDS-6.2%
		Automotive-.5%
610	M	American Axle & Manufacturing, Inc., 7.75%, 11/15/2019		677,862
		Energy-1.3%
50	M	Precision Drilling Corp., 6.5%, 12/15/2021		51,000
1,000	M	Targa Resources Partners, LP, 4.125%, 11/15/2019		1,017,500
800	M	Tesoro Logistics, LP, 6.25%, 10/15/2022		852,000
				1,920,500
		Financials-.4%
626	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(b)	629,130
		Health Care-1.3%
800	M	Centene Corp., 5.625%, 2/15/2021		843,120
450	M	Concordia Healthcare Corp., 7%, 4/1/2022	(b)	461,250
150	M	Endo Finance, LLC, 3.75%, 1/15/2022	(b)	138,750
450	M	Molina Healthcare, Inc., 5.375%, 11/15/2022		459,000
				1,902,120
		Media-Cable TV-.4%
500	M	DISH DBS Corp., 7.875%, 9/1/2019		556,250
		Metals/Mining-.5%
650	M	Barminco Holdings Property, Ltd., 9%, 6/1/2018	(b)	671,125
		Real Estate-.4%
500	M	Iron Mountain, Inc., 6%, 10/1/2020	(b)	528,750
		Telecommunications-.2%
225	M	Wind Acquisition Finance SA, 4.75%, 7/15/2020	(b)	227,813
		Utilities-.6%
305	M	Calpine Corp., 6%, 1/15/2022	(b)	319,869
500	M	Dynegy, Inc., 6.75%, 11/1/2019		511,250
				831,119
		Wireless Communications-.6%
600	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020		614,250
250	M	T-Mobile USA, Inc., 6.125%, 1/15/2022		263,978
				878,228
Total Value of Corporate Bonds (cost $8,791,437)				8,822,897
		VARIABLE AND FLOATING RATE NOTES-.1%
		Utilities
219	M	AES Corp., 3.9307%, 6/1/2019 (cost $221,104)	+	219,548
		SHORT-TERM CORPORATE NOTES-7.0%
10,000	M	Federal Home Loan Bank, 0.5%, 1/27/2017 (cost $9,996,249)		9,997,530
Total Value of Investments (cost $144,091,262)		101.4%		145,488,444
Excess of Liabilities Over Other Assets		(1.4)		(2,015,719)
Net Assets		100.0%		$ 143,472,725

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2016, the
Fund held seven 144A securities with an aggregate value of $2,976,687 representing 2.1% of the Fund's net assets.

+	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2016.

At December 31, 2016, the cost of investments for federal income tax purposes was $144,091,262. Accumulated net unrealized appreciation on investments was $1,397,182, consisting of $1,777,857 gross unrealized appreciation and $380,675 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$126,448,469	$-	$126,448,469
Corporate Bonds	-	8,822,897	-	8,822,897
Variable and Floating Rate Notes	-	219,548	-	219,548
Short-Term U.S. Government			-
Agency Obligations	-	9,997,530	-	9,997,530
Total Investments in Securities*	$-	$145,488,444	$-	$145,488,444

* The Portfolio of Investments provides information on the industry categorization of loan participations, corporate bonds and variable and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.

Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
December 31, 2016

Principal
Amount		Security		Value
		CORPORATE BONDS-89.4%
		Aerospace/Defense-.9%
		Meccanica Holdings USA, Inc.:
$1,871	M	7.375%, 7/15/2039	(a)	$ 2,037,051
750	M	6.25%, 1/15/2040	(a)	765,000
3,475	M	Transdigm, Inc., 6.375%, 6/15/2026	(a)	3,586,200
				6,388,251
		Automotive-4.6%
1,325	M	Allison Transmission, Inc., 5%, 10/1/2024	(a)	1,341,562
1,825	M	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022		1,891,065
1,725	M	Asbury Automotive Group, Inc., 6%, 12/15/2024		1,772,437
1,225	M	Cooper-Standard Automotive, Inc., 5.625%, 11/15/2026	(a)	1,214,281
		Dana Holding Corp.:
2,000	M	6%, 9/15/2023		2,097,500
700	M	5.5%, 12/15/2024		717,500
		Fiat Chrysler Automobiles NV:
925	M	4.5%, 4/15/2020		945,812
2,350	M	5.25%, 4/15/2023		2,401,817
1,500	M	Goodyear Tire & Rubber Co., 5%, 5/31/2026		1,496,910
		Group 1 Automotive, Inc.:
2,375	M	5%, 6/1/2022		2,357,187
1,425	M	5.25%, 12/15/2023	(a)	1,417,875
338	M	Hertz Corp., 6.75%, 4/15/2019		338,845
		IHO Verwaltungs GmbH:
1,075	M	4.125%, 9/15/2021	(a)	1,088,438
550	M	4.5%, 9/15/2023	(a)	539,000
3,650	M	LKQ Corp., 4.75%, 5/15/2023		3,650,000
3,725	M	Meritor, Inc., 6.25%, 2/15/2024		3,669,125
3,050	M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023	(a)	3,202,500
		ZF North America Capital, Inc.:
550	M	4%, 4/29/2020	(a)	574,063
1,225	M	4.5%, 4/29/2022	(a)	1,267,875
				31,983,792
		Building Materials-1.0%
2,600	M	Building Materials Corp., 5.375%, 11/15/2024	(a)	2,684,500
4,200	M	Griffon Corp., 5.25%, 3/1/2022		4,271,400
				6,955,900
		Chemicals-3.6%
1,425	M	A. Schulman, Inc., 6.875%, 6/1/2023	(a)	1,496,250
		Blue Cube Spinco, Inc.:
850	M	9.75%, 10/15/2023		1,015,750
3,225	M	10%, 10/15/2025		3,910,312
3,100	M	Platform Specialty Products Corp., 10.375%, 5/1/2021	(a)	3,441,000
3,425	M	PolyOne Corp., 5.25%, 3/15/2023		3,493,500
825	M	PQ Corp., 6.75%, 11/15/2022	(a)	884,813
550	M	Rain CII Carbon, LLC, 8%, 12/1/2018	(a)	550,000
1,350	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)	1,269,000
1,350	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)	1,147,500
1,290	M	Trinseo SA, 6.75%, 5/1/2022	(a)	1,357,725
2,200	M	Tronox Finance, LLC, 6.375%, 8/15/2020		2,068,000
2,575	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)	2,671,563
		W.R. Grace & Co.:
1,250	M	5.125%, 10/1/2021	(a)	1,306,250
525	M	5.625%, 10/1/2024	(a)	553,219
				25,164,882
		Consumer Non-Durables-1.2%
1,750	M	Kronos Acquisition Holdings, 9%, 8/15/2023	(a)	1,754,375
		Reynolds Group Issuer, Inc.:
1,800	M	5.75%, 10/15/2020		1,858,500
850	M	5.125%, 7/15/2023	(a)	869,125
1,375	M	Standard Industries, Inc., 5.5%, 2/15/2023	(a)	1,430,138
2,275	M	Wolverine World Wide, Inc., 5%, 9/1/2026	(a)	2,195,375
				8,107,513
		Energy-12.2%
1,425	M	Alta Mesa Holdings, LP, 7.875%, 12/15/2024	(a)	1,482,000
467	M	AmeriGas Finance, LLC, 7%, 5/20/2022		492,393
		AmeriGas Partners, LP:
775	M	5.625%, 5/20/2024		796,312
1,825	M	5.875%, 8/20/2026		1,861,500
2,400	M	5.5%, 5/20/2025		2,393,700
		Antero Resources Corp.:
950	M	5.375%, 11/1/2021		974,937
925	M	5.125%, 12/1/2022		938,875
400	M	5%, 3/1/2025	(a)	393,204
1,375	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)	1,381,875
425	M	Callon Petroleum Co., 6.125%, 10/1/2024	(a)	439,875
1,600	M	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		1,648,000
1,425	M	Cheniere Corpus Christi Holdings, 7%, 6/30/2024	(a)	1,549,687
		Concho Resources Holdings, LLC:
600	M	5.5%, 10/1/2022		624,750
800	M	5.5%, 4/1/2023		833,040
		Continental Resources, Inc.:
2,900	M	4.5%, 4/15/2023		2,856,500
3,575	M	3.8%, 6/1/2024		3,315,812
825	M	4.9%, 6/1/2044		709,500
		Crestwood Midstream Partners, LP:
1,275	M	6.125%, 3/1/2022		1,313,250
2,175	M	6.25%, 4/1/2023		2,229,375
500	M	Diamondback Energy, Inc., 4.75%, 11/1/2024	(a)	492,500
2,450	M	Exterran Partners, LP, 6%, 10/1/2022		2,388,750
1,950	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021		1,959,750
		Genesis Energy, LP:
525	M	5.75%, 2/15/2021		532,875
1,400	M	6.75%, 8/1/2022		1,461,600
225	M	6%, 5/15/2023		230,062
500	M	5.625%, 6/15/2024		493,750
1,375	M	Gibson Energy, Inc., 6.75%, 7/15/2021	(a)	1,433,437
2,025	M	Gulfport Energy Corp., 6.375%, 5/15/2025	(a)	2,055,780
2,675	M	Hilcorp Energy I, 5.75%, 10/1/2025	(a)	2,721,812
2,600	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022		2,632,500
1,400	M	Matador Resources Co., 6.875%, 4/15/2023		1,477,000
		MPLX, LP:
800	M	4.5%, 7/15/2023		813,597
700	M	4.875%, 12/1/2024		721,933
1,225	M	Murphy Oil Corp., 6.875%, 8/15/2024		1,307,688
1,675	M	Newfield Exploration Co., 5.375%, 1/1/2026		1,716,205
325	M	NuStar Logistics, LP, 4.8%, 9/1/2020		327,438
1,750	M	Oasis Petroleum, Inc., 6.5%, 11/1/2021		1,791,563
425	M	Parsley Energy, LLC, 6.25%, 6/1/2024	(a)	449,353
575	M	PDC Energy, Inc., 6.125%, 9/15/2024	(a)	590,813
225	M	Precision Drilling Corp., 6.5%, 12/15/2021		229,500
2,350	M	QEP Resources, Inc., 6.875%, 3/1/2021		2,508,625
1,651	M	Range Resources Corp., 5%, 8/15/2022	(a)	1,648,936
1,650	M	Rice Energy, Inc., 6.25%, 5/1/2022		1,703,625
275	M	Rowan Cos., PLC - Series "A", 7.375%, 6/15/2025		281,188
700	M	RSP Permian, Inc., 5.25%, 1/15/2025	(a)	705,250
		Sabine Pass Liquefaction, LLC:
2,825	M	6.25%, 3/15/2022		3,107,500
1,375	M	5.625%, 4/15/2023		1,467,813
2,625	M	5.75%, 5/15/2024		2,828,438
1,225	M	5.625%, 3/1/2025		1,315,344
1,525	M	5.875%, 6/30/2026	(a)	1,648,906
		Southwestern Energy Co.:
775	M	5.8%, 1/23/2020		802,125
1,300	M	6.7%, 1/23/2025		1,335,750
1,600	M	Sunoco, LP, 6.25%, 4/15/2021		1,634,000
		Targa Resources Partners, LP:
900	M	5.25%, 5/1/2023		913,500
1,650	M	4.25%, 11/15/2023		1,586,063
1,150	M	5.125%, 2/1/2025	(a)	1,145,688
1,150	M	5.375%, 2/1/2027	(a)	1,144,250
		Tesoro Logistics, LP:
2,650	M	6.25%, 10/15/2022		2,822,250
825	M	6.375%, 5/1/2024		886,875
1,550	M	Unit Corp., 6.625%, 5/15/2021		1,511,250
		Weatherford Bermuda, PLC:
600	M	4.5%, 4/15/2022		523,500
625	M	6.5%, 8/1/2036		504,688
1,725	M	WPX Energy, Inc., 6%, 1/15/2022		1,776,750
				85,864,805
		Financials-3.0%
		Ally Financial, Inc.:
1,300	M	8%, 12/31/2018		1,421,875
4,900	M	8%, 3/15/2020		5,561,500
3,650	M	8%, 11/1/2031		4,251,958
1,200	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)	1,227,000
1,200	M	BCD Acquisition, Inc., 9.625%, 9/15/2023	(a)	1,290,000
3,466	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(a)	3,483,330
725	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)	749,469
1,000	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026	(a)	1,047,500
250	M	Icahn Enterprises, LP, 6%, 8/1/2020		256,562
1,575	M	International Lease Finance, 5.875%, 8/15/2022		1,712,812
				21,002,006
		Food/Beverage/Tobacco-1.2%
1,000	M	AdvancePierre Foods Holdings, Inc. 5.5%, 12/15/2024	(a)	1,011,880
1,225	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)	1,306,513
		Lamb Weston Holdings, Inc.:
875	M	4.625%, 11/1/2024	(a)	879,375
625	M	4.875%, 11/1/2026	(a)	619,922
2,250	M	Post Holdings, Inc., 7.75%, 3/15/2024	(a)	2,508,750
2,312	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021	(a)	2,421,820
				8,748,260
		Food/Drug-.7%
1,675	M	Albertson Cos., LLC, 5.75%, 3/15/2025	(a)	1,662,437
3,125	M	Rite Aid Corp., 6.125%, 4/1/2023	(a)	3,371,094
				5,033,531
		Forest Products/Containers-3.0%
		Ardagh Packaging Finance, PLC:
2,175	M	6%, 6/30/2021	(a)	2,221,219
525	M	4.625%, 5/15/2023	(a)	522,706
1,850	M	Berry Plastics Group, 5.125%, 7/15/2023		1,891,625
1,400	M	CROWN Americas, LLC, 4.5%, 1/15/2023		1,435,000
1,100	M	Graphic Packaging International, Inc., 4.875%, 11/15/2022		1,130,250
		Mercer International, Inc.:
300	M	7%, 12/1/2019		310,125
1,400	M	7.75%, 12/1/2022		1,477,000
		Owens-Brockway Glass Container, Inc.:
450	M	5%, 1/15/2022	(a)	461,813
625	M	5.875%, 8/15/2023	(a)	652,734
1,875	M	5.375%, 1/15/2025	(a)	1,896,094
450	M	6.375%, 8/15/2025	(a)	475,594
		Sealed Air Corp.:
875	M	4.875%, 12/1/2022	(a)	902,344
2,025	M	5.25%, 4/1/2023	(a)	2,111,063
2,175	M	6.875%, 7/15/2033	(a)	2,223,938
3,425	M	Silgan Holdings, Inc., 5%, 4/1/2020		3,502,063
				21,213,568
		Gaming/Leisure-2.7%
775	M	GLP Capital, LP, 5.375%, 4/15/2026		810,185
		International Game Technology, PLC:
900	M	5.625%, 2/15/2020	(a)	954,000
900	M	6.25%, 2/15/2022	(a)	969,750
1,350	M	6.5%, 2/15/2025	(a)	1,454,625
525	M	Lions Gate Entertainment Corp., 5.875%, 11/1/2024	(a)	535,500
		NCL Corp., Ltd.:
1,900	M	5.25%, 11/15/2019	(a)	1,961,180
1,800	M	4.625%, 11/15/2020	(a)	1,840,500
1,775	M	Regal Entertainment Group, 5.75%, 3/15/2022		1,863,750
3,150	M	Royal Caribbean Cruises, Ltd., 5.25%, 11/15/2022		3,382,313
4,125	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)	4,218,844
1,000	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)	935,000
				18,925,647
		Health Care-8.2%
		Centene Corp.:
2,250	M	5.625%, 2/15/2021		2,371,275
1,775	M	6.125%, 2/15/2024		1,874,844
1,400	M	Community Health Systems, Inc., 7.125%, 7/15/2020		1,071,420
1,270	M	Concordia Healthcare Corp., 7%, 4/1/2022	(a)	1,301,750
		DaVita HealthCare Partners, Inc.:
1,875	M	5.75%, 8/15/2022		1,966,406
1,775	M	5.125%, 7/15/2024		1,773,891
		Endo Finance, LLC:
1,350	M	3.75%, 1/15/2022	(a)	1,248,750
1,575	M	6%, 7/15/2023	(a)	1,387,969
375	M	6%, 2/1/2025	(a)	315,937
		Fresenius Medical Care U.S. Finance II, Inc.:
1,150	M	5.625%, 7/31/2019	(a)	1,229,062
675	M	4.75%, 10/15/2024	(a)	685,125
		HCA, Inc.:
3,025	M	6.5%, 2/15/2020		3,316,912
3,300	M	6.25%, 2/15/2021		3,559,875
175	M	7.5%, 2/15/2022		199,062
225	M	5.875%, 5/1/2023		239,625
375	M	5.375%, 2/1/2025		376,406
2,400	M	5.875%, 2/15/2026		2,478,000
		HealthSouth Corp.:
1,150	M	5.125%, 3/15/2023		1,144,250
1,325	M	5.75%, 11/1/2024		1,348,187
1,075	M	5.75%, 9/15/2025		1,075,000
2,200	M	Kindred Healthcare, Inc., 8.75%, 1/15/2023		2,065,250
		LifePoint Health, Inc.:
2,100	M	5.5%, 12/1/2021		2,185,313
725	M	5.875%, 12/1/2023		735,875
1,175	M	5.375%, 5/1/2024	(a)	1,153,850
		Mallinckrodt Finance SB:
1,125	M	5.75%, 8/1/2022	(a)	1,088,438
1,025	M	5.5%, 4/15/2025	(a)	922,500
2,925	M	Molina Healthcare, Inc., 5.375%, 11/15/2022		2,983,500
775	M	MPH Acquisition Holdings, 7.125%, 6/1/2024	(a)	817,703
700	M	RegionalCare Hospital Partners, 8.25%, 5/1/2023	(a)	701,750
2,275	M	Tenet Healthcare Corp., 6%, 10/1/2020		2,388,750
575	M	Universal Health Services, Inc., 5%, 6/1/2026	(a)	563,500
675	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020		671,625
		Valeant Pharmaceuticals International, Inc.:
5,200	M	6.375%, 10/15/2020	(a)	4,493,112
1,100	M	5.625%, 12/1/2021	(a)	858,000
4,600	M	6.125%, 4/15/2025	(a)	3,473,000
3,500	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020		3,598,438
				57,664,350
		Information Technology-4.6%
1,000	M	Anixter, Inc., 5.125%, 10/1/2021		1,045,000
2,892	M	Belden, Inc., 5.5%, 9/1/2022	(a)	2,993,220
1,625	M	CEB, Inc., 5.625%, 6/15/2023	(a)	1,584,375
2,200	M	CommScope Technologies Finance, LLC, 6%, 6/15/2025	(a)	2,343,000
2,625	M	Equinix, Inc., 5.875%, 1/15/2026		2,769,375
2,570	M	IAC/InterActiveCorp, 4.875%, 11/30/2018		2,613,047
		Match Group, Inc.:
1,850	M	6.75%, 12/15/2022		1,958,688
825	M	6.375%, 6/1/2024		873,469
1,850	M	Micron Technology, Inc., 7.5%, 9/15/2023	(a)	2,053,500
1,050	M	Microsemi Corp., 9.125%, 4/15/2023	(a)	1,228,500
1,250	M	MSCI, Inc., 5.75%, 8/15/2025	(a)	1,334,375
1,375	M	Nuance Communications, Inc., 6%, 7/1/2024	(a)	1,423,125
		NXP BV:
675	M	4.125%, 6/1/2021	(a)	698,625
2,650	M	3.875%, 9/1/2022	(a)	2,689,750
1,300	M	Open Text Corp., 5.625%, 1/15/2023	(a)	1,365,000
1,225	M	Sensata Technologies U.K. Financing Co., 6.25%, 2/15/2026	(a)	1,286,250
3,025	M	Western Digital Corp., 10.5%, 4/1/2024	(a)	3,584,625
				31,843,924
		Manufacturing-2.7%
2,300	M	Amkor Technology, Inc., 6.375%, 10/1/2022		2,406,375
2,450	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)	2,541,875
700	M	Boise Cascade Co., 5.625%, 9/1/2024	(a)	698,250
2,775	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)	2,851,312
1,575	M	Cloud Crane, LLC, 10.125%, 8/1/2024	(a)	1,689,187
1,100	M	Grinding Media, Inc., 7.375%, 12/15/2023	(a)	1,158,410
3,075	M	H&E Equipment Services, Inc., 7%, 9/1/2022		3,251,812
		United Rentals, Inc.:
1,225	M	5.875%, 9/15/2026		1,266,344
1,200	M	5.5%, 5/15/2027		1,192,500
2,050	M	Zekelman Industries, Inc., 9.875%, 6/15/2023	(a)	2,301,125
				19,357,190
		Media-Broadcasting-2.7%
		Belo Corp.:
725	M	7.75%, 6/1/2027		779,375
150	M	7.25%, 9/15/2027		159,375
450	M	CBS Radio, Inc., 7.25%, 11/1/2024	(a)	473,625
2,225	M	LIN Television Corp., 5.875%, 11/15/2022		2,269,500
3,250	M	Nexstar Broadcasting, Inc., 6.125%, 2/15/2022	(a)	3,380,000
1,350	M	Nexstar Escrow Corp., 5.625%, 8/1/2024	(a)	1,343,250
		Sinclair Television Group, Inc.:
4,075	M	5.375%, 4/1/2021		4,207,438
1,575	M	5.125%, 2/15/2027	(a)	1,504,125
		Sirius XM Radio, Inc.:
4,050	M	5.75%, 8/1/2021	(a)	4,225,973
625	M	6%, 7/15/2024	(a)	654,688
				18,997,349
		Media-Cable TV-7.9%
		Altice Financing SA:
2,525	M	6.625%, 2/15/2023	(a)	2,600,750
2,300	M	5.375%, 7/15/2023	(a)	2,394,875
970	M	8.125%, 1/15/2024	(a)	1,008,800
275	M	7.625%, 2/15/2025	(a)	278,781
1,000	M	5.5%, 5/15/2026	(a)	1,022,500
1,150	M	7.5%, 5/15/2026	(a)	1,198,875
1,625	M	Cable One, Inc., 5.75%, 6/15/2022	(a)	1,677,812
		CCO Holdings, LLC:
2,950	M	5.125%, 2/15/2023		3,038,500
3,675	M	5.875%, 4/1/2024	(a)	3,932,250
2,900	M	5.875%, 5/1/2027	(a)	3,016,000
		Cequel Communications Holdings I, LLC:
4,525	M	6.375%, 9/15/2020	(a)	4,672,062
1,700	M	7.75%, 7/15/2025	(a)	1,878,500
		Clear Channel Worldwide Holdings, Inc.:
200	M	7.625%, 3/15/2020 - Series "A"		193,000
750	M	6.5%, 11/15/2022 - Series "A"		753,750
4,300	M	7.625%, 3/15/2020 - Series "B"		4,313,416
3,050	M	CSC Holdings, LLC, 6.75%, 11/15/2021		3,286,375
		DISH DBS Corp.:
4,750	M	7.875%, 9/1/2019		5,284,375
950	M	5%, 3/15/2023		947,625
1,750	M	5.875%, 11/15/2024		1,807,312
725	M	7.75%, 7/1/2026		819,250
2,400	M	Gray Television, Inc., 5.875%, 7/15/2026	(a)	2,388,000
2,375	M	Lynx II Corp., 6.375%, 4/15/2023	(a)	2,478,906
		Midcontinent Communications & Finance Corp.:
1,000	M	6.25%, 8/1/2021	(a)	1,052,500
1,925	M	6.875%, 8/15/2023	(a)	2,059,750
		Numericable Group SA:
1,575	M	6%, 5/15/2022	(a)	1,622,250
1,800	M	6.25%, 5/15/2024	(a)	1,815,750
				55,541,964
		Media-Diversified-1.5%
1,675	M	CBS Outdoor Americas Capital, 5.875%, 3/15/2025		1,760,844
1,700	M	Clearwater Paper Corp., 4.5%, 2/1/2023		1,674,500
1,700	M	Gannett Co., Inc., 5.125%, 7/15/2020		1,765,875
625	M	Lamar Media Corp., 5.75%, 2/1/2026		660,156
2,025	M	LSC Communication, Inc., 8.75%, 10/15/2023	(a)	2,040,187
2,775	M	Tribune Co., 5.875%, 7/15/2022		2,833,969
				10,735,531
		Metals/Mining-5.8%
		Alcoa Nederland Holding BV:
1,775	M	6.75%, 9/30/2024	(a)	1,930,312
725	M	7%, 9/30/2026	(a)	795,687
		Alcoa, Inc.:
2,325	M	6.15%, 8/15/2020		2,537,156
225	M	5.95%, 2/1/2037		219,994
		Aleris International, Inc.:
1,840	M	7.875%, 11/1/2020		1,853,800
1,325	M	9.5%, 4/1/2021	(a)	1,427,687
		ArcelorMittal:
1,431	M	10.85%, 6/1/2019		1,681,425
1,875	M	6.125%, 6/1/2025		2,062,500
1,125	M	8%, 10/15/2039		1,240,132
325	M	7.75%, 3/1/2041		347,750
1,450	M	Barminco Holdings Property, Ltd., 9%, 6/1/2018	(a)	1,497,125
1,725	M	Commercial Metals Co., 4.875%, 5/15/2023		1,742,250
1,025	M	Constellium NV, 7.875%, 4/1/2021	(a)	1,105,719
1,775	M	First Quantum Minerals, Ltd., 6.75%, 2/15/2020	(a)	1,779,437
		Freeport-McMoRan, Inc.:
1,850	M	2.375%, 3/15/2018		1,845,375
2,450	M	3.1%, 3/15/2020		2,401,000
3,150	M	3.875%, 3/15/2023		2,905,875
1,400	M	5.45%, 3/15/2043		1,165,528
		HudBay Minerals, Inc.:
200	M	7.25%, 1/15/2023	(a)	207,500
450	M	7.625%, 1/15/2025	(a)	468,846
1,250	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)	1,378,125
		Novelis, Inc.:
2,750	M	6.25%, 8/15/2024	(a)	2,921,875
1,675	M	5.875%, 9/30/2026	(a)	1,695,938
		Steel Dynamics, Inc.:
1,325	M	5.125%, 10/1/2021		1,388,521
675	M	6.375%, 8/15/2022		707,063
1,000	M	5.5%, 10/1/2024		1,062,500
2,150	M	Teck Resources, Ltd., 6%, 8/15/2040		2,053,250
				40,422,370
		Real Estate-2.7%
1,500	M	Care Capital Properties, LP, 5.125%, 8/15/2026	(a)	1,463,904
1,950	M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023		2,042,625
		Geo Group, Inc.:
1,000	M	5.875%, 1/15/2022		1,017,500
400	M	5.125%, 4/1/2023		386,000
1,575	M	6%, 4/15/2026		1,555,312
		Iron Mountain, Inc.:
2,925	M	6%, 8/15/2023		3,122,437
2,875	M	5.75%, 8/15/2024		2,968,437
		Lennar Corp.:
1,075	M	4.75%, 4/1/2021		1,115,312
1,350	M	4.875%, 12/15/2023		1,343,250
		MPT Operating Partnership, LP:
375	M	6.375%, 3/1/2024		394,219
875	M	5.25%, 8/1/2026		859,688
1,100	M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021	(a)	1,133,000
1,325	M	Starwood Property Trust, Inc., 5%, 12/15/2021	(a)	1,346,068
500	M	Vereit Operating Partnership, LP, 4.875%, 6/1/2026		508,300
				19,256,052
		Retail-General Merchandise-2.3%
		KFC Holding Co.:
1,075	M	5%, 6/1/2024	(a)	1,100,531
1,975	M	5.25%, 6/1/2026	(a)	2,009,562
		L Brands, Inc.:
1,700	M	6.875%, 11/1/2035		1,742,500
3,125	M	6.75%, 7/1/2036		3,179,687
3,100	M	Landry's, Inc., 6.75%, 10/15/2024	(a)	3,154,250
225	M	Limited Brands, Inc., 8.5%, 6/15/2019		259,875
1,200	M	Netflix, Inc., 5.5%, 2/15/2022		1,299,000
1,450	M	Party City Holdings, Inc., 6.125%, 8/15/2023	(a)	1,522,500
2,075	M	ServiceMaster Global Holdings, Inc., 5.125%, 11/15/2024	(a)	2,111,313
				16,379,218
		Services-2.4%
1,900	M	ADT Corp., 3.5%, 7/15/2022		1,819,250
		AECOM:
1,975	M	5.75%, 10/15/2022		2,097,450
2,025	M	5.875%, 10/15/2024		2,172,035
		Aramark Services, Inc.:
650	M	5.125%, 1/15/2024	(a)	671,937
825	M	5.125%, 1/15/2024		852,844
2,125	M	Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)	2,236,562
1,725	M	Monitronics International, Inc., 9.125%, 4/1/2020		1,634,438
1,700	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023	(a)	1,855,125
2,300	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023	(a)	2,432,250
675	M	Ritchie Brothers Auctioneers, Inc., 5.375%, 1/15/2025	(a)	690,188
				16,462,079
		Telecommunications-3.7%
		CenturyLink, Inc.:
3,800	M	5.8%, 3/15/2022		3,898,344
1,250	M	6.75%, 12/1/2023		1,282,812
1,400	M	Citizens Communications Co., 9%, 8/15/2031		1,200,500
		Frontier Communications Corp.:
525	M	7.125%, 1/15/2023		477,750
3,225	M	11%, 9/15/2025		3,341,906
2,623	M	GCI, Inc., 6.75%, 6/1/2021		2,701,690
1,575	M	Qwest Corp., 7.25%, 9/15/2025		1,692,319
2,300	M	Telesat Canada, LLC, 8.875%, 11/15/2024	(a)	2,403,500
		Wind Acquisition Finance SA:
2,000	M	4.75%, 7/15/2020	(a)	2,025,000
4,975	M	7.375%, 4/23/2021	(a)	5,186,438
1,925	M	Windstream Services, LLC, 7.5%, 6/1/2022		1,896,125
				26,106,384
		Transportation-1.1%
		Aircastle, Ltd.:
550	M	4.625%, 12/15/2018		575,437
1,537	M	6.25%, 12/1/2019		1,663,802
		Fly Leasing, Ltd.:
1,675	M	6.75%, 12/15/2020		1,756,656
200	M	6.375%, 10/15/2021		209,000
1,750	M	Mobile Mini, Inc., 5.875%, 7/1/2024		1,815,625
1,450	M	XPO Logistics, Inc., 6.125%, 9/1/2023	(a)	1,520,688
				7,541,208
		Utilities-3.9%
		AES Corp.:
2,525	M	7.375%, 7/1/2021		2,825,222
1,700	M	5.5%, 3/15/2024		1,738,250
1,075	M	6%, 5/15/2026		1,096,500
		Calpine Corp.:
1,100	M	5.375%, 1/15/2023		1,080,750
600	M	5.75%, 1/15/2025		582,000
		Dynegy, Inc.:
1,450	M	6.75%, 11/1/2019		1,482,625
2,100	M	7.375%, 11/1/2022		2,016,000
1,392	M	FirstLight Hydro Generating, 8.812%, 10/15/2026		1,492,557
416	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020		448,005
975	M	InterGen NV, 7%, 6/30/2023	(a)	872,625
1,900	M	NGL Energy Partners, LP, 7.5%, 11/1/2023	(a)	1,971,250
		NRG Energy, Inc.:
525	M	6.25%, 7/15/2022		528,938
1,800	M	7.25%, 5/15/2026	(a)	1,800,000
1,600	M	6.625%, 1/15/2027	(a)	1,520,000
1,350	M	NRG Yield, Inc., 5%, 9/15/2026	(a)	1,296,000
2,584	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)	2,800,060
3,650	M	Talen Energy Supply, LLC, 4.625%, 7/15/2019	(a)	3,476,625
				27,027,407
		Wireless Communications-5.8%
		Hughes Satelite Systems Corp.:
625	M	5.25%, 8/1/2026	(a)	614,062
950	M	6.625%, 8/1/2026	(a)	957,125
		Inmarsat Finance, PLC:
775	M	4.875%, 5/15/2022	(a)	757,562
1,225	M	6.5%, 10/1/2024	(a)	1,246,437
2,725	M	Intelsat Jackson Holdings SA, 8%, 2/15/2024	(a)	2,813,562
		Level 3 Financing, Inc.:
1,138	M	6.125%, 1/15/2021		1,182,097
575	M	5.125%, 5/1/2023		578,594
675	M	5.25%, 3/15/2026	(a)	669,938
1,750	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020		1,791,563
		Neptune Finco Corp.:
2,925	M	10.125%, 1/15/2023	(a)	3,385,688
1,250	M	6.625%, 10/15/2025	(a)	1,368,750
650	M	10.875%, 10/15/2025	(a)	775,125
1,200	M	SBA Communications Corp., 4.875%, 9/1/2024	(a)	1,188,000
		Sprint Communications, Inc.:
1,450	M	9%, 11/15/2018	(a)	1,602,250
1,225	M	7%, 3/1/2020	(a)	1,332,188
4,200	M	7%, 8/15/2020		4,462,962
4,350	M	6%, 11/15/2022		4,393,500
2,675	M	Sprint Corp., 7.875%, 9/15/2023		2,862,250
		T-Mobile USA, Inc.:
4,625	M	6.25%, 4/1/2021		4,821,563
625	M	6.125%, 1/15/2022		660,938
2,725	M	6.625%, 4/1/2023		2,895,313
				40,359,467
Total Value of Corporate Bonds (cost $613,392,998)				627,082,648
		LOAN PARTICIPATIONS+-8.2%
		Automotive-.3%
691	M	Cooper-Standard Automotive, Inc., 3.58769%, 11/2/2023		699,687
1,696	M	Federal-Mogul Corp., 4%, 4/15/2018		1,696,371
				2,396,058
		Building Materials-.3%
2,182	M	Builders FirstSource, Inc., 4.75%, 7/31/2022		2,207,372
		Energy-.3%
2,225	M	Jonah Energy, LLC, 7.5%, 5/12/2021		2,119,312
		Financials-.4%
2,477		Lightstone Generation, LLC, 6.5%, 12/15/2023	(b)	2,512,717
		Food/Drug-1.0%
		Albertson's, LLC:
1,965	M	4.2471%, 12/21/2022		1,977,624
1,474	M	4.75%, 6/22/2023		1,482,833
275	M	Chobani, LLC, 5.25%, 10/9/2023		279,125
3,215	M	Rite Aid Corp., 4.875%, 6/21/2021		3,225,716
				6,965,298
		Health Care-.4%
		Community Health Systems, Inc.:
597	M	3.75%, 12/31/2019		581,362
1,098	M	4%, 1/27/2021		1,066,029
1,436	M	ExamWorks Group, Inc., 4.75%, 7/27/2023		1,447,173
				3,094,564
		Information Technology-1.9%
3,358	M	Avast Holdings BV, 5%, 9/30/2022		3,415,558
5,395	M	Dell International, LLC, 4%, 9/7/2023		5,482,628
1,683	M	Global Payments, Inc., 3.10561%, 4/22/2023		1,701,563
973	M	Match Group, Inc., 5.5%, 11/16/2022		989,256
1,650	M	Telenet Financing USD, LLC, 3%, 1/31/2025	(b)	1,656,704
				13,245,709
		Media-CableTV-.3%
2,303	M	CSC Holdings, LLC, 5%, 10/9/2022		2,328,177
		Media-Diversified-.5%
3,106	M	Tribune Media Co., 3.75%, 12/27/2020		3,139,841
		Retail-General Merchandise-1.4%
3,450	M	Bass Pro Group, LLC, 5.75%, 11/4/2023	(b)	3,422,507
3,062	M	Burger King/Tim Hortons, 3.75%, 12/10/2021		3,093,892
3,392	M	Harbor Freight Tools USA, Inc., 4%, 8/18/2023		3,440,256
				9,956,655
		Services-.6%
592	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020		594,474
3,292	M	Safway Group Holding, LLC, 5.75%, 8/21/2023		3,344,556
				3,939,030
		Utilities-.5%
2,536	M	Calpine Corp., 3.59%, 5/27/2022		2,549,691
1,175	M	Dayton Power & Light Co., 4%, 8/24/2022		1,192,625
				3,742,316
		Wireless Communications-.3%
1,850	M	Intelsat Jackson Holdings, Ltd., 3.75%, 6/30/2019		1,792,766
Total Value of Loan Participations (cost $56,723,446)				57,439,815
		PASS-THROUGH CERTIFICATES-.6%
		Transportation
4,140	M	American Airlines 13-2 B PTT, 5.60%, 1/15/2022 (cost $4,235,578)	(a)	4,300,513
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.4%
10,000	M	Federal Home Loan Bank, 0.5%, 1/27/2017 (cost $9,996,249)		9,997,530
Total Value of Investments (cost $684,348,271)		99.6%		698,820,506
Other Assets, Less Liabilities		.4		3,114,954
Net Assets		100.0%		$ 701,935,460

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2016, the Fund held one hundred seventy-seven 144A securities with an aggregate value of
$291,448,024 representing 41.5% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2016.

Summary of Abbreviations:
	PTT	Pass-Through Trust

At December 31, 2016, the cost of investments for federal income tax purposes was $684,369,270. Accumulated net unrealized appreciation on investments was $14,451,236, consisting of $20,305,212 gross unrealized appreciation and $5,853,976 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$627,082,648	$-	$627,082,648
Loan Participations	-	57,439,815	-	57,439,815
Pass-Through Certificates	-	4,300,513	-	4,300,513
Short-Term U.S Government
Agency Obligations	-	9,997,530	-	9,997,530
Total Investments in Securities*	$-	$698,820,506	$-	$698,820,506

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
December 31, 2016

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-52.4%
		Fannie Mae-36.6%
$43,573	M	3%, 12/1/2028 - 10/1/2046		$ 43,785,982
28,839	M	3.5%, 4/1/2033 - 4/1/2046		29,734,256
28,262	M	4%, 8/1/2026 - 11/1/2045		29,917,597
6,866	M	4.5%, 11/1/2040 - 1/1/2042		7,488,543
2,188	M	5%, 8/1/2039 - 11/1/2039		2,398,424
2,033	M	5.5%, 7/1/2033 - 10/1/2039		2,311,602
				115,636,404
		Freddie Mac-2.3%
372	M	3%, 6/1/2021		381,859
5,183	M	3.5%, 9/1/2032 - 2/1/2046		5,338,311
1,324	M	5%, 8/1/2039		1,478,587
				7,198,757
		Government National Mortgage Association I Program-13.5%
1,587	M	4%, 11/15/2025 - 6/15/2042		1,703,279
8,075	M	4.5%, 9/15/2033 - 6/15/2040		8,866,110
9,239	M	5%, 6/15/2033 - 4/15/2040		10,287,396
8,783	M	5.5%, 3/15/2033 - 10/15/2039		10,004,426
8,954	M	6%, 2/15/2032 - 4/15/2040		10,377,504
1,461	M	7%, 6/15/2023 - 4/15/2034		1,574,172
				42,812,887
Total Value of Residential Mortgage-Backed Securities (cost $164,065,845)				165,648,048
		U.S. GOVERNMENT OBLIGATIONS-20.2%
		U.S. Treasury Notes:
5,000	M	1.125%, 8/31/2021		4,831,740
13,230	M	1.375%, 10/31/2020		13,069,533
5,100	M	1.5%, 3/31/2023		4,901,278
19,200	M	1.625%, 2/15/2026		17,943,379
12,310	M	1.875%, 8/31/2022		12,168,866
10,980	M	2.5%, 5/15/2046		9,758,047
2,100	M	U.S. Treasury Strips, 3.061%, 11/15/2036	+	1,147,684
Total Value of U.S. Government Obligations (cost $67,188,073)				63,820,527
		COMMERCIAL MORTGAGE-BACKED SECURITIES-11.6%
		Fannie Mae-8.2%
2,782	M	2.27%, 1/1/2023		2,761,883
5,500	M	2.369%, 7/25/2026		5,234,498
4,800	M	2.4994%, 9/25/2026		4,573,459
1,300	M	2.96%, 11/1/2018		1,329,250
4,386	M	2.996%, 11/1/2022		4,523,986
2,821	M	3.76%, 4/1/2018		2,874,852
4,500	M	3.84%, 5/1/2018		4,607,312

				25,905,240
		Federal Home Loan Mortgage Corporation-3.4%
		Multi-Family Structured Pass-Through:
1,830	M	2.454%, 8/25/2023		1,820,017
4,330	M	2.849%, 3/25/2026		4,309,969
4,700	M	3.08%, 1/25/2031		4,586,110
				10,716,096
Total Value of Commercial Mortgage-Backed Securities (cost $38,513,771)				36,621,336
		U.S. GOVERNMENT AGENCY OBLIGATIONS-6.4%
		Fannie Mae:
4,600	M	1.125%, 7/20/2018		4,600,777
1,700	M	1.375%, 2/26/2021		1,667,860
4,300	M	1.875%, 9/18/2018		4,350,568
4,750	M	1.875%, 9/24/2026		4,369,691
5,000	M	Freddie Mac, 3.75%, 3/27/2019		5,268,915
Total Value of U.S. Government Agency Obligations (cost $20,805,982)				20,257,811
		COLLATERALIZED MORTGAGE OBLIGATIONS-4.8%
		Fannie Mae:
6,731	M	3%, 10/25/2042		6,841,648
6,020	M	4%, 2/25/2025		6,403,363
1,981	M	Freddie Mac, 3%, 8/15/2039		2,028,554
Total Value of Collateralized Mortgage Obligations (cost $15,679,452)				15,273,565
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.1%
10,000	M	Federal Home Loan Bank, 0.5%, 1/27/2017 (cost $9,996,249)		9,997,530
Total Value of Investments (cost $316,249,072)		98.5%		311,618,817
Other Assets, Less Liabilities		1.5		4,600,938
Net Assets		100.0%		$ 316,219,755

+	Zero coupon obligations shown at effective yield at December 31, 2016.

At December 31, 2016, the cost of investments for federal income tax purposes was $316,299,385. Accumulated net unrealized depreciation on investments was $4,680,568, consisting of $3,535,570 gross unrealized appreciation and $8,216,138 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$165,648,048	$-	$165,648,048
U.S. Government Obligations	-	63,820,527	-	63,820,527
Commercial
Mortgage-Backed Securities	-	36,621,336	-	36,621,336
U.S. Government Agency
Obligations	-	20,257,811	-	20,257,811
Collateralized Mortgage
Obligations	-	15,273,565	-	15,273,565
Short-Term U.S Government
Agency Obligations	-	9,997,530	-	9,997,530
Total Investments in Securities	$-	$311,618,817	$-	$311,618,817

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT CASH MANAGEMENT FUND
December 31, 2016

Principal			Interest
Amount		Security	Rate*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-34.9%
		Federal Home Loan Bank:
$3,000	M	1/3/2017	0.31%	$ 3,000,000
1,900	M	1/6/2017	0.41	1,899,935
3,000	M	1/12/2017	0.39	2,999,707
4,000	M	1/30/2017	0.43	3,998,708
7,500	M	2/7/2017	0.49	7,496,463
		Freddie Mac:
5,000	M	1/3/2017	0.26	5,000,000
5,000	M	1/19/2017	0.43	4,999,055
5,000	M	1/30/2017	0.35	4,998,687
7,500	M	1/30/2017	0.43	7,497,580
4,000	M	2/7/2017	0.43	3,998,327
Total Value of U.S. Government Agency Obligations (cost $45,888,462)				45,888,462
		VARIABLE AND FLOATING RATE NOTES-17.1%
		Federal Farm Credit Bank:
3,450	M	4/17/2017	0.79	3,451,823
5,500	M	4/20/2017	0.79	5,500,327
		Federal Home Loan Bank:
10,000	M	1/27/2017	0.75	10,000,278
3,500	M	9/5/2017	0.68	3,501,554
Total Value of Variable and Floating Rate Notes (cost $22,453,982)				22,453,982
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-49.5%
		U.S. Treasury Bills:
3,500	M	1/5/2017	0.27	3,499,947
4,500	M	1/5/2017	0.42	4,499,896
7,000	M	1/12/2017	0.30	6,999,474
4,500	M	1/12/2017	0.46	4,499,478
5,000	M	1/19/2017	0.33	4,999,266
4,000	M	1/26/2017	0.31	3,999,211
7,500	M	1/26/2017	0.42	7,497,991
8,000	M	2/23/2017	0.48	7,994,611
7,000	M	3/2/2017	0.41	6,995,353
7,000	M	5/25/2017	0.58	6,983,886
7,000	M	8/17/2017	0.69	6,969,677
Total Value of Short-Term U.S. Government Obligations (cost $64,938,790)				64,938,790
Total Value of Investments (cost $133,281,234)**		101.5%		133,281,234
Excess of Liabilities over other Assets		(1.5)		(1,929,632)
Net Assets		100.0%		$ 131,351,602

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2016.

**	Aggregate cost for federal income tax purposes is the same.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$-	$45,888,462	$-	$45,888,462
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	-	22,453,982	-	22,453,982
Short-Term U.S. Government
Obligations	-	64,938,790	-	64,938,790
Total Investments in Securities	$-	$133,281,234	$-	$133,281,234

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND
December 31, 2016

Principal
Amount			Security			Value
			SOVEREIGN BONDS-62.9%
			Mexico-12.1%
			United Mexican States:
208	M	MXN	7.75%, 11/23/2034			$996,961
1,130	M	MXN	7.75%, 11/13/2042			5,381,028
692	M	MXN	8.5%, 5/31/2029			3,556,399
760	M	MXN	8.5%, 11/18/2038			3,904,101
						13,838,489
			United Kingdom-9.4%
			United Kingdom Gilt:
3,830	M	GBP	1.25%, 7/22/2018			4,808,472
3,755	M	GBP	3.25%, 1/22/2044			5,983,927
						10,792,399
			Australia-8.4%
3,765	M	AUD	New South Wales Treasury Corp., 5%, 8/20/2024			3,133,247
			Queensland Treasury Corp.:
3,320	M	AUD	3.25%, 7/21/2026			2,411,069
3,020	M	AUD	4.75%, 7/21/2025			2,457,925
1,905	M	AUD	6%, 7/21/2022			1,614,659
						9,616,900
			Malaysia-5.5%
			Federation of Malaysia:
14,190	M	MYR	3.48%, 3/15/2023			3,036,388
1,750	M	MYR	3.62%, 11/30/2021			389,222
7,020	M	MYR	3.659%, 10/15/2020			1,564,289
5,725	M	MYR	4.048%, 9/30/2021			1,281,662
						6,271,561
			South Africa-5.3%
			Republic of South Africa:
42,530	M	ZAR	6.5%, 2/28/2041			2,206,373
14,655	M	ZAR	6.75%, 3/31/2021			1,010,055
43,490	M	ZAR	8.75%, 2/28/2048			2,895,776
						6,112,204
			Brazil-4.8%
			Nota Do Tesouro Nacional:
8	M	BRL	10%, 1/1/2025			2,261,982
11	M	BRL	10%, 1/1/2027			3,222,603
						5,484,585
			Portugal-3.8%
			Obrigacoes Do Tesouro:
2,750	M	EUR	4.10%, 4/15/2037			2,795,440
1,355	M	EUR	4.95%, 10/25/2023			1,592,469
						4,387,909
			Indonesia-3.5%
			Republic of Indonesia:
52,000,000	M	IDR	8.375%, 3/15/2034			3,890,592
1,900,000	M	IDR	9%, 3/15/2029			149,137
						4,039,729
			Poland-3.1%
			Republic of Poland:
4,680	M	PLN	3.25%, 7/25/2025			1,098,343
9,720	M	PLN	4%, 10/25/2023			2,418,589
						3,516,932
			Hungary-3.0%
830,000	M	HUF	Hungary Government Bond, 6%, 11/24/2023			3,490,842
			New Zealand-2.5%
3,550	M	NZD	New Zealand Government Bonds, 5.5%, 4/15/2023			2,824,187
			Spain-1.5%
1,090	M	EUR	Bonos Y Obligaciones Del Estado, 5.15%, 10/31/2044			1,742,967
Total Value of Sovereign Bonds (cost $89,109,612)						72,118,704
			U.S. GOVERNMENT OBLIGATIONS-18.8%
			United States
			U.S. Treasury Notes:
2,915	M	USD	0.6857%, 10/31/2018	(a)		2,916,058
18,630	M	USD	0.7298%, 7/31/2018	(a)		18,650,698
Total Value of U.S. Government Obligations (cost $21,545,572)						21,566,756
			CORPORATE BONDS-9.5%
			United States-6.4%
			Apple, Inc.:
930	M	USD	4.5%, 2/23/2036			995,081
2,140	M	USD	4.65%, 2/23/2046			2,316,520
1,505	M	USD	HP Enterprise Co., 6.35%, 10/15/2045			1,522,718
735	M	USD	JP Morgan Chase Bank NA, 1.4443%, 9/21/2018	(a)		736,218
1,760	M	USD	Wells Fargo & Co., 1.9087%, 7/26/2021	(a)		1,775,736
						7,346,273
			Australia-1.9%
			Macquarie Group, Ltd.:
1,160	M	USD	1.8873%, 1/31/2017	(a)	(b)	1,160,875
1,030	M	USD	1.5157%, 10/27/2017	(a)	(b)	1,031,266
						2,192,141
			New Zealand-.4%
470	M	USD	ANZ New Zealand International, Ltd. of London, 1.4057%, 4/27/2017	(a)	(b)	470,379
			Netherlands-.4%
420	M	USD	Shell International Finance BV, 4.55%, 8/12/2043			439,016
			United Kingdom-.4%
380	M	USD	BP Capital Markets, PLC, 3.506%, 3/17/2025			384,041
Total Value of Corporate Bonds (cost $10,590,609)						10,831,850
			GOVERNMENT REGIONAL AGENCY-1.7%
			South Korea-.9%
1,010	M	USD	Export-Import Bank of Korea, 1.5271%, 8/14/2017	(a)	(b)	1,009,231
			Netherlands-.8%
974	M	USD	Bank Nederlandse Gemeenteen, 0.9511%, 7/14/2017	(a)	(b)	974,190
Total Value of Government Regional Agency (cost $1,983,613)						1,983,421
			SUPRANATIONALS-1.4%
			Venezuela-.9%
1,075	M	USD	Corp. Andina De Fomento, 2%, 5/10/2019			1,069,338
			Luxembourg-.5%
515	M	USD	European Investment Bank, 1.125%, 9/15/2017			514,812
Total Value of Supranational (cost $1,589,596)						1,584,150
			GOVERNMENT GUARANTEED PROGRAM-1.2%
			France
1,400	M	USD	Dexia Credit Local SA NY, 1.1417%, 6/5/2018 (cost $1,400,000)	(a)	(b)	1,394,600
Total Value of Investments (cost $126,219,002)			95.5%			109,479,481
Other Assets, Less Liabilities			4.5			5,162,156
Net Assets			100.0%			$114,641,637

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as December 31, 2016.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2016, the Fund held six 144A securities with an aggregate value of $6,040,541 representing
5.3% of the Fund's net assets.

Summary of Abbreviations:
AUD Australian Dollar
BRL Brazillian Real
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PLN Polish Zloty
USD United States Dollar
ZAR South African Rand

At December 31, 2016, the cost of investments for federal income tax purposes was $126,219,002. Accumulated net unrealized depreciation on investments was $16,739,521, consisting of $1,306,946 gross unrealized appreciation and $18,046,467 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$13,838,489	$-	$13,838,489
United Kingdom	-	10,792,399	-	10,792,399
Australia	-	9,616,900	-	9,616,900
Malaysia	-	6,271,561	-	6,271,561
South Africa	-	6,112,204	-	6,112,204
Brazil	-	5,484,585	-	5,484,585
Portugal	-	4,387,909	-	4,387,909
Indonesia	-	4,039,729	-	4,039,729
Poland	-	3,516,932	-	3,516,932
Hungary	-	3,490,842	-	3,490,842
New Zealand	-	2,824,187	-	2,824,187
Spain	-	1,742,967	-	1,742,967
U.S. Government Obligations	-	21,566,756	-	21,566,756
Corporate Bonds
United States	-	7,346,273	-	7,346,273
Australia	-	2,192,141	-	2,192,141
New Zealand	-	470,379	-	470,379
Netherlands	-	439,016	-	439,016
United Kingdom	-	384,041	-	384,041
Government Regional Agency
South Korea	-	1,009,231	-	1,009,231
Netherlands	-	974,190	-	974,190
Supranationals
Venezuela	-	1,069,338	-	1,069,338
Luxembourg	-	514,812	-	514,812
Government Guaranteed Program
France	-	1,394,600	-	1,394,600
Total Investments in Securities	$-	$109,479,481	$-	$109,479,481
Other Financial Instruments*	$-	$(567,350)	$-	$(567,350)

*Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

During the period ended December 31, 2016, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2016

Principal
Amount		Security			Value
		CORPORATE BONDS-97.4%
		Aerospace/Defense-.7%
$4,000	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)		$ 4,007,992
		Automotive-.5%
2,700	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026			2,687,569
		Chemicals-2.4%
4,000	M	Agrium, Inc., 3.375%, 3/15/2025			3,881,436
4,000	M	Dow Chemical Co., 4.25%, 11/15/2020			4,240,100
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021			5,676,125
					13,797,661
		Consumer Non-Durables-.7%
		Newell Brands, Inc.:
2,300	M	4.7%, 8/15/2020			2,446,195
1,800	M	4.2%, 4/1/2026			1,880,914
					4,327,109
		Energy-10.7%
3,600	M	BP Capital Markets, PLC, 3.216%, 11/28/2023			3,639,247
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)		5,534,825
5,000	M	Continental Resources, Inc., 5%, 9/15/2022			5,065,700
3,000	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017			2,992,500
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021			5,208,780
		Kinder Morgan Energy Partners, LP:
3,000	M	3.5%, 3/1/2021			3,048,540
5,000	M	3.45%, 2/15/2023			4,966,570
4,000	M	Magellan Midstream Partners, LP, 5%, 3/1/2026			4,394,224
		Marathon Oil Corp.:
2,700	M	6%, 10/1/2017			2,781,173
1,800	M	3.85%, 6/1/2025			1,748,612
5,000	M	Nabors Industries, Inc., 6.15%, 2/15/2018			5,200,000
2,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022			2,010,850
5,800	M	Spectra Energy, LLC, 6.2%, 4/15/2018			6,065,315
3,800	M	Suncor Energy, Inc., 6.1%, 6/1/2018			4,024,557
		Valero Energy Corp.:
4,000	M	9.375%, 3/15/2019			4,608,732
900	M	3.4%, 9/15/2026			863,970
					62,153,595
		Financial Services-13.7%
2,000	M	American Express Co., 7%, 3/19/2018			2,126,006
		American International Group, Inc.:
3,700	M	3.75%, 7/10/2025			3,730,455
2,000	M	4.7%, 7/10/2035			2,079,172
4,500	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020			4,879,764
5,400	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			5,711,953
4,300	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022			4,491,101
2,400	M	Compass Bank, 6.4%, 10/1/2017			2,473,608
		ERAC USA Finance, LLC:
3,750	M	4.5%, 8/16/2021	(a)		4,004,775
3,000	M	7%, 10/15/2037	(a)		3,812,619
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			7,154,602
		General Electric Capital Corp.:
6,400	M	4.65%, 10/17/2021			7,024,960
3,400	M	6.75%, 3/15/2032			4,532,853
2,700	M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019	(a)		2,717,628
1,800	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018	(a)		1,924,790
2,700	M	Key Bank NA, 3.4%, 5/20/2026			2,627,097
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)		4,369,592
3,000	M	National City Corp., 6.875%, 5/15/2019			3,303,873
4,550	M	Protective Life Corp., 7.375%, 10/15/2019			5,156,733
3,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019			3,379,038
4,000	M	State Street Corp., 3.55%, 8/18/2025			4,099,580
					79,600,199
		Financials-25.7%
		Bank of America Corp.:
5,925	M	5%, 5/13/2021			6,458,902
3,250	M	4.1%, 7/24/2023			3,399,825
4,625	M	5.875%, 2/7/2042			5,609,834
		Barclays Bank, PLC:
2,000	M	5.125%, 1/8/2020			2,129,546
3,800	M	3.75%, 5/15/2024			3,836,484
3,200	M	Capital One Financial Corp., 3.75%, 4/24/2024			3,246,765
		Citigroup, Inc.:
2,250	M	8.5%, 5/22/2019			2,568,289
6,200	M	4.5%, 1/14/2022			6,617,737
5,000	M	3.7%, 1/12/2026			4,983,725
		Deutsche Bank AG:
2,700	M	3.375%, 5/12/2021			2,675,379
3,000	M	3.7%, 5/30/2024			2,921,961
4,000	M	General Motors Financial Co., 5.25%, 3/1/2026			4,209,444
		Goldman Sachs Group, Inc.:
2,000	M	5.375%, 3/15/2020			2,171,574
1,800	M	2.35%, 11/15/2021			1,750,801
5,900	M	5.75%, 1/24/2022			6,640,214
3,000	M	3.625%, 1/22/2023			3,068,379
2,700	M	3.5%, 11/16/2026			2,643,305
4,550	M	6.125%, 2/15/2033			5,514,099
		JPMorgan Chase & Co.:
6,200	M	6%, 1/15/2018			6,468,355
5,000	M	4.5%, 1/24/2022			5,395,820
1,800	M	3.625%, 12/1/2027			1,750,225
3,000	M	6.4%, 5/15/2038			3,894,843
		Mastercard, Inc.:
1,800	M	2.95%, 11/21/2026			1,782,140
1,800	M	3.8%, 11/21/2046			1,769,031
		Morgan Stanley:
4,050	M	5.95%, 12/28/2017			4,216,370
5,500	M	6.625%, 4/1/2018			5,818,147
6,000	M	5.5%, 7/28/2021			6,655,584
4,000	M	SunTrust Banks, Inc., 6%, 9/11/2017			4,120,432
		U.S. Bancorp:
4,000	M	3.6%, 9/11/2024			4,080,336
2,700	M	3.1%, 4/27/2026			2,631,768
4,000	M	UBS AG, 4.875%, 8/4/2020			4,328,956
5,000	M	Visa, Inc., 3.15%, 12/14/2025			5,027,625
		Wells Fargo & Co.:
2,900	M	4.60%, 4/1/2021			3,117,973
8,600	M	3.45%, 2/13/2023			8,638,029
2,000	M	4.4%, 6/14/2046			1,918,744
4,500	M	4.75%, 12/7/2046			4,577,828
2,350	M	Wells Fargo Bank NA, 5.85%, 2/1/2037			2,773,259
					149,411,728
		Food/Beverage/Tobacco-5.4%
		Anheuser-Busch InBev Finance, Inc.:
4,000	M	3.75%, 1/15/2022			4,179,884
4,000	M	3.65%, 2/1/2026			4,068,384
3,000	M	4.9%, 2/1/2046			3,255,468
5,225	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			5,992,772
2,086	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018			2,225,364
6,000	M	Ingredion, Inc., 4.625%, 11/1/2020			6,436,314
4,000	M	Mondelez International Holdings, Inc., 2%, 10/28/2021	(a)		3,836,512
1,800	M	PepsiCo, Inc., 3.45%, 10/6/2046			1,644,190
					31,638,888
		Food/Drug-1.0%
4,000	M	CVS Health Corp., 3.875%, 7/20/2025			4,133,700
1,800	M	Kroger Co., 2.65%, 10/15/2026			1,675,852
					5,809,552
		Forest Products/Containers-.5%
2,500	M	Rock-Tenn Co., 4.9%, 3/1/2022			2,716,950
		Health Care-2.7%
3,100	M	Biogen, Inc., 6.875%, 3/1/2018			3,279,261
4,050	M	Express Scripts Holding Co., 4.75%, 11/15/2021			4,354,730
4,000	M	Gilead Sciences, Inc., 3.65%, 3/1/2026			4,060,352
4,000	M	Laboratory Corp. of America, 3.75%, 8/23/2022			4,109,684
					15,804,027
		Information Technology-2.4%
2,500	M	Apple, Inc., 2.5%, 2/9/2025			2,404,887
4,000	M	Diamond 1 Finance Corp., 3.48%, 6/1/2019	(a)		4,085,572
4,000	M	HP Enterprise Co., 2.85%, 10/5/2018			4,039,648
3,500	M	Oracle Corp., 2.4%, 9/15/2023			3,393,922
					13,924,029
		Manufacturing-3.4%
5,000	M	CRH America, Inc., 8.125%, 7/15/2018			5,471,315
4,000	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018			4,322,784
5,000	M	Johnson Controls International, PLC, 5%, 3/30/2020			5,383,670
4,550	M	Tyco Electronics Group SA, 6.55%, 10/1/2017			4,720,347
					19,898,116
		Media-Broadcasting-1.9%
1,800	M	ABC, Inc., 8.75%, 8/15/2021			2,238,822
3,950	M	British Sky Broadcasting, PLC, 9.5%, 11/15/2018	(a)		4,477,056
4,000	M	Comcast Corp., 4.25%, 1/15/2033			4,169,944
					10,885,822
		Media-Diversified-.7%
4,000	M	Time Warner, Inc., 3.6%, 7/15/2025			3,984,848
		Metals/Mining-4.1%
5,000	M	Alcoa, Inc., 6.15%, 8/15/2020			5,456,250
4,000	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)		4,284,632
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019			4,495,382
5,000	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021			5,256,550
4,000	M	Vale Overseas, Ltd., 5.625%, 9/15/2019			4,236,000
					23,728,814
		Real Estate-7.4%
		AvalonBay Communities, Inc.:
3,500	M	4.2%, 12/15/2023			3,703,241
3,500	M	3.5%, 11/15/2024			3,532,945
4,000	M	Boston Properties, LP, 5.875%, 10/15/2019			4,364,388
		Digital Realty Trust, LP:
2,700	M	5.25%, 3/15/2021			2,936,469
2,700	M	4.75%, 10/1/2025			2,807,263
4,000	M	ERP Operating, LP, 3.375%, 6/1/2025			3,978,532
2,200	M	HCP, Inc., 4.25%, 11/15/2023			2,262,399
		Prologis, LP:
2,000	M	3.35%, 2/1/2021			2,059,928
1,125	M	3.75%, 11/1/2025			1,154,862
5,128	M	Realty Income Corp., 3.25%, 10/15/2022			5,175,911
3,000	M	Simon Property Group, LP, 3.375%, 10/1/2024			3,030,945
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021			4,304,864
4,000	M	Welltower, Inc., 4%, 6/1/2025			4,095,052
					43,406,799
		Retail-General Merchandise-1.2%
4,000	M	Amazon.com, Inc., 4.8%, 12/5/2034			4,415,916
2,000	M	Home Depot, Inc., 5.875%, 12/16/2036			2,531,536
					6,947,452
		Telecommunications-1.9%
4,000	M	AT&T, Inc., 3.8%, 3/15/2022			4,105,372
		Verizon Communications, Inc.:
2,800	M	5.15%, 9/15/2023			3,100,502
4,100	M	4.862%, 8/21/2046			4,170,869
					11,376,743
		Transportation-2.9%
4,000	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			4,604,216
4,125	M	GATX Corp., 4.75%, 6/15/2022			4,444,984
3,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022		(a)	3,223,239
4,000	M	Southwest Airlines Co., 2.65%, 11/5/2020			4,013,676
					16,286,115
		Utilities-7.5%
3,000	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044			2,987,880
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018		(a)	3,146,970
3,000	M	Electricite de France SA, 3.625%, 10/13/2025		(a)	2,996,037
3,000	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044			3,067,845
4,000	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019			4,289,792
		Great River Energy Co.:
173	M	5.829%, 7/1/2017		(a)	175,565
6,504	M	4.478%, 7/1/2030		(a)	6,796,206
3,850	M	Ohio Power Co., 5.375%, 10/1/2021			4,305,524
4,550	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044			4,501,024
2,121	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			2,096,139
4,000	M	Sempra Energy, 9.8%, 2/15/2019			4,635,380
4,000	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041			4,642,832
					43,641,194
Total Value of Corporate Bonds (cost $569,311,350)					566,035,202
		U.S. GOVERNMENT OBLIGATIONS-1.2%
		U.S. Treasury Bonds:
4,000	M	3%, 11/15/2044			3,952,420
3,200	M	3%, 5/15/2045			3,157,562
Total Value of U.S. Government Obligations (cost $7,723,000)					7,109,982
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.3%
1,500	M	Federal Home Loan Bank, 0.5%, 1/27/2017 (cost $1,499,437)			1,499,629
Total Value of Investments (cost $578,533,787)			98.9%		574,644,813
Other Assets, Less Liabilities			1.1		6,645,908
Net Assets			100.0%		$ 581,290,721

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2016, the
Fund held sixteen 144A securities with an aggregate value of $59,394,010 representing 10.2% of the Fund's net assets.

At December 31, 2016, the cost of investments for federal income tax purposes was $578,533,787. Accumulated net unrealized depreciation on investments was $3,888,974, consisting of $8,815,155 gross unrealized appreciation and $12,704,129 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$5,666,035,202	$-	$5,666,035,202
U.S. Government Obligations	-	7,109,982	-	7,109,982
Short-Term U.S Government
Agency Obligations	-	1,499,629	-	1,499,629
Total Investments in Securities*	$-	$5,674,644,813	$-	$5,674,644,813

*The Portfolio of Investments provides information on the industry categorization of corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
December 31, 2016

Principal
Amount		Security			Value
		CORPORATE BONDS-62.2%
		Aerospace/Defense-.8%
$1,000	M	Honeywell International, Inc., 1.85%, 11/1/2021			$ 977,902
		Automotive-2.2%
900	M	BMW U.S. Capital, LLC, 1.85%, 9/15/2021		(a)	869,647
		Daimler Finance NA, LLC:
1,000	M	2.25%, 7/31/2019		(a)	1,001,693
1,000	M	2.45%, 5/18/2020		(a)	998,469
					2,869,809
		Chemicals-1.7%
1,000	M	Dow Chemical Co., 4.25%, 11/15/2020			1,060,025
1,000	M	Lubrizol Corp., 8.875%, 2/1/2019			1,140,741
					2,200,766
		Consumer Durables-.4%
500	M	Stanley Black & Decker, Inc., 2.451%, 11/17/2018			504,514
		Energy-3.6%
650	M	ConocoPhillips Co., 1.05%, 12/15/2017			646,827
900	M	ExxonMobil Corp., 1.708%, 3/1/2019			902,230
1,000	M	Shell International Finance BV, 1.375%, 5/10/2019			991,322
750	M	Statoil ASA, 5.25%, 4/15/2019			805,543
450	M	Suncor Energy, Inc., 6.1%, 6/1/2018			476,592
900	M	TransCanada Pipelines, Ltd., 1.625%, 11/9/2017			899,451
					4,721,965
		Financial Services-10.1%
		American Express Co.:
500	M	6.15%, 8/28/2017			515,000
500	M	7%, 3/19/2018			531,501
1,000	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020			1,084,392
1,000	M	BlackRock, Inc., 5%, 12/10/2019			1,086,496
250	M	Branch Banking & Trust, 1.35%, 10/1/2017			249,789
1,000	M	Capital One NA, 2.25%, 9/13/2021			976,787
500	M	ERAC USA Finance, LLC, 6.375%, 10/15/2017		(a)	518,172
925	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018			961,605
1,250	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018		(a)	1,336,660
1,500	M	Protective Life Corp., 7.375%, 10/15/2019			1,700,022
700	M	Prudential Financial, Inc., 7.375%, 6/15/2019			788,442
		Siemens Financieringsmaatschappij NV:
750	M	1.45%, 5/25/2018		(a)	749,327
1,000	M	1.7%, 9/15/2021		(a)	961,340
1,025	M	State Street Bank & Trust, 5.25%, 10/15/2018			1,085,935
500	M	UnitedHealth Group, Inc., 2.7%, 7/15/2020			507,778
					13,053,246
		Financials-19.2%
1,400	M	Bank of America Corp., 5.65%, 5/1/2018			1,467,337
900	M	Bank of Montreal, 1.9%, 8/27/2021			872,698
900	M	Bank of New York Mellon Corp., 2.05%, 5/3/2021			883,895
700	M	Barclays Bank, PLC, 6.75%, 5/22/2019			770,041
		Citigroup, Inc.:
500	M	6.125%, 11/21/2017			519,416
250	M	8.5%, 5/22/2019			285,365
1,000	M	2.65%, 10/26/2020			1,001,605
1,000	M	Danske Bank A/S, 2%, 9/8/2021		(a)	972,979
1,000	M	DNB Bank ASA, 2.375%, 6/2/2021		(a)	990,565
1,500	M	Fifth Third Bank, 1.625%, 9/27/2019			1,482,652
		Goldman Sachs Group, Inc.:
1,000	M	6.15%, 4/1/2018			1,052,232
1,000	M	5.375%, 3/15/2020			1,085,787
		JPMorgan Chase & Co.:
750	M	6%, 1/15/2018			782,462
1,000	M	4.5%, 1/24/2022			1,079,164
1,800	M	Mastercard, Inc., 2%, 11/21/2021			1,785,971
		Morgan Stanley:
500	M	5.95%, 12/28/2017			520,540
1,000	M	6.625%, 4/1/2018			1,057,845
1,000	M	Northern Trust Co., 6.5%, 8/15/2018			1,074,193
1,340	M	Santander U.K., PLC, 2%, 8/24/2018			1,339,640
750	M	SunTrust Banks, Inc., 6%, 9/11/2017			772,581
800	M	U.S. Bank NA, 2.125%, 10/28/2019			803,209
		UBS AG:
600	M	5.875%, 12/20/2017			624,652
1,000	M	1.8%, 3/26/2018			1,000,873
900	M	Wachovia Corp., 5.75%, 2/1/2018			938,483
1,500	M	Wells Fargo & Co., 4.60%, 4/1/2021			1,612,745
					24,776,930
		Food/Beverage/Tobacco-4.1%
900	M	Anheuser-Busch InBev Finance, Inc., 1.9%, 2/1/2019			901,748
1,500	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			1,720,413
266	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018			283,771
1,000	M	Ingredion, Inc, 4.625%, 11/1/2020			1,072,719
800	M	Mondelez International Holdings, Inc., 2%, 10/28/2021		(a)	767,302
500	M	Philip Morris International, Inc., 5.65%, 5/16/2018			527,101
					5,273,054
		Forest Products/Containers-.7%
900	M	Georgia Pacific, LLC, 3.163%, 11/15/2021		(a)	911,706
		Health Care-1.6%
1,000	M	Gilead Sciences, Inc., 2.55%, 9/1/2020			1,011,066
250	M	Quest Diagnostics, Inc., 2.7%, 4/1/2019			252,588
900	M	Teva Pharmaceutical NE, 2.2%, 7/21/2021			861,940
					2,125,594
		Information Technology-3.3%
1,000	M	Apple, Inc., 1.55%, 8/4/2021			967,458
900	M	Diamond 1 Finance Corp., 4.42%, 6/15/2021		(a)	932,191
500	M	HP Enterprise Co., 2.85%, 10/5/2018			504,956
900	M	Microsoft Corp., 1.55%, 8/8/2021			873,497
1,000	M	Oracle Corp., 1.9%, 9/15/2021			977,847
					4,255,949
		Manufacturing-1.2%
250	M	CRH America, Inc., 8.125%, 7/15/2018			273,566
500	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018			540,348
750	M	Tyco Electronics Group SA, 6.55%, 10/1/2017			778,079
					1,591,993
		Real Estate-3.0%
1,000	M	Boston Properties, LP, 5.875%, 10/15/2019			1,091,097
1,000	M	Realty Income Corp., 3.25%, 10/15/2022			1,009,343
650	M	Ventas Realty, LP, 4%, 4/30/2019			674,175
1,000	M	Welltower, Inc., 6.125%, 4/15/2020			1,110,859
					3,885,474
		Retail-General Merchandise-1.4%
1,000	M	Amazon.com, Inc., 2.6%, 12/5/2019			1,020,396
800	M	McDonald's Corp., 2.1%, 12/7/2018			805,129
					1,825,525
		Telecommunications-2.1%
		AT&T, Inc.:
500	M	5.875%, 10/1/2019			546,808
500	M	2.45%, 6/30/2020			496,928
		Verizon Communications, Inc.:
800	M	3.65%, 9/14/2018			826,753
900	M	1.75%, 8/15/2021			864,318
					2,734,807
		Transportation-.8%
1,000	M	Southwest Airlines Co., 2.65%, 11/5/2020			1,003,419
		Utilities-6.0%
500	M	Arizona Public Service Co., 8.75%, 3/1/2019			568,557
500	M	Consolidated Edison Co., Inc. of New York, 7.125%, 12/1/2018			550,651
500	M	Entergy Gulf States Lousiana, LLC, 6%, 5/1/2018			527,813
1,000	M	Exelon Generation Co., LLC, 6.2%, 10/1/2017			1,033,771
86	M	Great River Energy Co., 5.829%, 7/1/2017		(a)	87,782
1,000	M	Ohio Power Co., 6.05%, 5/1/2018			1,053,967
500	M	Public Service Electric & Gas Co., 1.8%, 6/1/2019			499,618
613	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			605,551
500	M	Sempra Energy, 9.8%, 2/15/2019			579,423
1,557	M	Southern Power Co., 1.85%, 12/1/2017			1,561,464
700	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018			699,472
					7,768,069
Total Value of Corporate Bonds (cost $83,049,034)					80,480,722
		ASSET BACKED SECURITIES-13.3%
		Fixed Autos-8.8%
2,300	M	AmeriCredit Auto Receivable Trust, 1.83%, 12/8/2021			2,279,505
1,200	M	Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020		(a)	1,213,034
1,300	M	CarMax Auto Owner Trust, 1.92%, 7/15/2022			1,272,708
1,500	M	Chrysler Capital Auto Receivables Trust, 2.22%, 5/16/2022		(a)	1,474,844
66	M	Ford Credit Auto Owner Trust, 0.79%, 5/15/2018			65,737
620	M	GM Financial Auto Leasing Trust, 1.76%, 3/20/2020			616,106
900	M	Hertz Vehicle Financing, LLC, 2.65%, 7/25/2022		(a)	873,095
480	M	Honda Auto Receivables Owner Trust, 1.46%, 10/15/2020			480,686
950	M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021			946,290
900	M	Toyota Auto Receivables Owner Trust, 1.42%, 1/15/2022			885,627
1,303	M	Volkswagen Auto Lease Trust, 1.25%, 12/20/2017			1,303,530
					11,411,162
		Fixed Communications-.9%
1,100	M	Verizon Owner Trust, 2.15%, 5/20/2021		(a)	1,092,643
		Fixed Credit Cards-2.2%
1,200	M	Barclays DryRock Issuance Trust, 2.2%, 12/15/2022			1,206,143
		Chase Issuance Trust:
900	M	1.49%, 7/15/2022			884,046
300	M	1.84%, 4/15/2022			298,753
500	M	Synchrony Credit Card Master Note Trust, 2.21%, 5/15/2024			497,835
					2,886,777
		Fixed Equipment-1.4%
940	M	John Deere Owner Trust, 1.36%, 4/15/2020			937,830
900	M	Kubota Credit Owner Trust, 1.71%, 10/15/2022		(a)	890,762
					1,828,592
Total Value of Asset Backed Securities (cost $17,408,445)					17,219,174
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-10.2%
		Fannie Mae-8.6%
3,465	M	2.5%, 5/1/2030 - 8/1/2031			3,475,361
3,495	M	3%, 8/1/2026 - 4/1/2031			3,591,771
3,853	M	3.5%, 12/1/2025 - 12/1/2029			4,030,960
					11,098,092
		Freddie Mac-1.6%
1,637	M	3%, 8/1/2027 - 8/1/2030			1,688,746
454	M	3.5%, 12/1/2025			476,811
					2,165,557
Total Value of Residential Mortgage-Backed Securities (cost $13,458,852)					13,263,649
		U.S. GOVERNMENT OBLIGATIONS-4.3%
		U.S. Treasury Notes:
1,680	M	1%, 3/15/2019			1,671,304
2,000	M	1.125%, 7/31/2021			1,933,554
1,920	M	1.375%, 4/30/2020			1,907,925
Total Value of U.S. Government Obligations (cost $5,592,303)					5,512,783
		COVERED BONDS-4.1%
		Financial Services-2.1%
2,750	M	Stadshypotek AB, 1.875%, 10/2/2019		(a)	2,736,960
		Financials-2.0%
2,500	M	Royal Bank of Canada, 2.2%, 9/23/2019			2,515,180
Total Value of Covered Bonds (cost $5,308,877)					5,252,140
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.9%
5,000	M	Federal Home Loan Bank, 0.5%, 1/27/2017 (cost $4,998,125)			4,998,765
Total Value of Investments (cost $129,815,636)			98.0%		126,727,233
Other Assets, Less Liabilities			2.0		2,592,666
Net Assets			100.0%		$ 129,319,899

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2016, the Fund held nineteen 144A securities with an aggregate value of $19,379,171 representing 15.0% of the Fund's net assets.

At December 31, 2016, the cost of investments for federal income tax purposes was $129,815,636. Accumulated net unrealized depreciation on investments was $3,088,403, consisting of $72,315 gross unrealized appreciation and $3,160,718 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$80,480,722	$-	$80,480,722

Asset Backed Securities	-	17,219,174	-	17,219,174
Residential
Mortgage-Backed Securities	-	13,263,649	-	13,263,649
U.S. Government Obligations	-	5,512,783	-	5,512,783
Covered Bonds	-	5,252,140	-	5,252,140
Short-Term U.S Government
Agency Obligations	-	4,998,765	-	4,998,765
Total Investments in Securities*	$-	$126,727,233	$-	$126,727,233

*The Portfolio of Investments provides information on the industry categorization of corporate bonds, asset backed securities and covered bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
STRATEGIC INCOME FUND
December 31, 2016

Shares
or
Principal
Amount		Security		Value
		MUTUAL FUNDS-94.1%
		First Investors Income Funds-86.4%
1,533,395		Floating Rate Fund - Institutional Class Shares		$ 14,843,268
24,621,154		Fund For Income - Institutional Class Shares		61,060,462
409,658		International Opportunities Bond Fund - Institutional Class Shares		3,539,442
3,078,552		Investment Grade Fund - Institutional Class Shares		29,492,528
2,352,536		Limited Duration High Quality Bond Fund - Institutional Class Shares		22,443,192
				131,378,892
		First Investors Equity Funds-5.2%
374,426		Covered Call Strategy Fund - Institutional Class Shares		3,942,708
399,658		Equity Income - Institutional Class Shares		3,996,580
				7,939,288
		First Investors Tax Exempt Funds-2.5%
397,045		Tax Exempt Income Fund - Institutional Class Shares		3,756,043
Total Value of Mutual Funds (cost $147,927,471)				143,074,223
		VARIABLE AND FLOATING RATE NOTES+-2.0%
		Municipal Bonds
$3,000	M	Mississippi Business Fin Comn. (Chevron USA, Inc.), 0.69%, 12/1/2030 (cost $3,000,000)		3,000,000
		SHORT-TERM CORPORATE NOTES-2.6%
		Automotive-1.0%
1,500	M	Toyota Motor Credit Corp., 0.93%, 3/30/2017		1,496,835
		Information Technology-1.6%
2,500	M	Microsoft Corp., 0.65%, 2/2/2017	(a)	2,498,706
Total Value of Short-Term Corporate Notes (cost $3,995,054)				3,995,541
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.7%
1,000	M	Federal Home Loan Bank, 0.5%, 1/27/2017 (cost $999,625)		999,753
Total Value of Investments (cost $155,922,150)		99.4%		151,069,517
Other Assets, Less Liabilities		.6		892,868
Net Assets		100.0%		$ 151,962,385

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the
Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31,
2016, the Fund held one Section 4(2) security with a value of $2,498,706 representing 1.6% of the
Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as December 31, 2016.

At December 31, 2016, the cost of investments for federal income tax purposes was
$155,941,020. Accumulated net unrealized depreciation on investments was $4,871,503, consisting of $412,060 gross unrealized appreciation and $5,283,563 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$131,378,892	$-	$-	$131,378,892
First Investors Equity Funds	7,939,288	-	-	7,939,288
First Investors Tax Exempt
Funds	3,756,043	-	-	3,756,043
Variable and Floating Rate
Notes
Municipal Bonds	-	3,000,000	-	3,000,000
Short-Term Corporate Notes	-	3,995,541	-	3,995,541
Short-Term U.S Government
Agency Obligations	-	999,753		999,753
Total Investments in Securities	$143,074,223	$7,995,294	$-	$151,069,517

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities, other than short-term debt securities held by the Government Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees ("the Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Conversion of Cash Management Fund to Government Cash Management Fund - Effective October 3, 2016, the name of the First Investors Cash Management Fund changed to the First Investors Government Cash Management Fund and the Fund converted to a "government money market fund" as defined in Rule 2a-7 under the Investment Company Act of 1940. As a government money market fund, the Fund has a policy to invest at least 99.5% of its total assets in U.S. Government Securities, cash and/or repurchase agreements that are collateralized fully by cash and/or U.S. Government Securities. In addition, under normal circumstances, the Fund has a policy invest, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in U.S. Government Securities and repurchase agreement collateralized fully by cash or U.S. Government Securities.

The Government Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Government Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of December 31, 2016, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives - Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward- commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the over-the-counter market ("OTC"). The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds' interest. The Funds bear the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended December 31, 2016 was related to the use of written options.

Options Contracts - Some of the Funds may write covered call options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing call options tends to decrease the Funds' exposure to the underlying instrument. When a Fund writes a call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase call options. Purchasing call options tends to increase a Fund's exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

The Funds held no option contracts written at December 31, 2016.

Interest Rate Futures Contracts - The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

The Balanced Income Fund held interest rate futures contracts at December 31, 2016.

Foreign Exchange Contracts - The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure for the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund's assets. During the period, the Fund used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

The International Opportunities Bond Fund had foreign exchange contracts open at December 31, 2016.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 27, 2017